Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 37.9%
COMMUNICATION SERVICES - 2.8%
Alphabet, Inc., Class A(a)	3,775	$5,353,139
Cogent Communications Holdings, Inc.	26,777	2,071,469
comScore, Inc.(a)	5,131	15,906
Electronic Arts, Inc.(a)	49,625	6,552,981
Facebook, Inc., Class A(a)	27,810	6,314,817
Glu Mobile, Inc.(a)	3,694	34,243
Gogo, Inc.(a)	6,122	19,345
John Wiley & Sons, Inc., Class A	14,800	577,200
Marchex, Inc., Class B(a)	1,955	3,089
Ooma, Inc.(a)	412	6,790
Scholastic Corp.	2,345	70,209
Yelp, Inc.(a)	1,313	30,370
Total Communication Services		21,049,558
CONSUMER DISCRETIONARY - 3.0%
Advance Auto Parts, Inc.	9,700	1,381,765
Amazon.com, Inc.(a)	2,280	6,290,110
American Axle & Manufacturing Holdings, Inc.(a)	9,407	71,493
American Public Education, Inc.(a)	1,142	33,803
Cooper-Standard Holdings, Inc.(a)	1,335	17,689
Core-Mark Holding Co., Inc.	2,340	58,395
Dunkin' Brands Group, Inc.	11,900	776,237
Fossil Group, Inc.(a)	4,097	19,051
Garrett Motion, Inc.(a)	7,230	40,054
GoPro, Inc., Class A(a)	9,007	42,873
Haverty Furniture Cos., Inc.	1,875	30,000
Hibbett Sports, Inc.(a)	1,014	21,233
Home Depot, Inc. (The)	21,475	5,379,702
LKQ Corp.(a)	82,025	2,149,055
Modine Manufacturing Co.(a)	4,495	24,812
Movado Group, Inc.	1,535	16,639
Office Depot, Inc.	19,410	45,614
PlayAGS, Inc.(a)	4,904	16,576
Pool Corp.	10,890	2,960,664
Rent-A-Center, Inc.	2,359	65,627
Rocky Brands, Inc.	248	5,099
Scientific Games Corp., Class A(a)	538	8,317
Sonos, Inc.(a)	3,230	47,255
Sturm Ruger & Co., Inc.	1,011	76,836
Tenneco, Inc., Class A(a)	1,077	8,142
Tractor Supply Co.	13,465	1,774,552
Tupperware Brands Corp.	6,102	28,985
Ulta Beauty, Inc.(a)	5,820	1,183,904
Unifi, Inc.(a)	1,720	22,154
Universal Electronics, Inc.(a)	846	39,610
Vista Outdoor, Inc.(a)	7,511	108,534
Wingstop, Inc.	1,046	145,363
Total Consumer Discretionary		22,890,143
CONSUMER STAPLES - 2.7%
Brown-Forman Corp., Class B	6,350	404,241
Cal-Maine Foods, Inc.(a)	95,326	4,240,100
Calavo Growers, Inc.	9,752	613,498
Campbell Soup Co.	8,800	436,744
Central Garden & Pet Co., Class A(a)	762	25,748
Church & Dwight Co., Inc.	3,900	301,470
Coca-Cola Consolidated, Inc.	294	67,382
Diageo PLC, ADR	28,594	3,842,748
Henkel AG & Co. KGaA, ADR	28,185	592,096
Hershey Co. (The)	7,200	933,264
JM Smucker Co. (The)	13,100	1,386,111
Lamb Weston Holdings, Inc.	39,500	2,525,235
Lifevantage Corp.(a)	776	10,492
Molson Coors Brewing Co., Class B	13,700	470,732
Pernod Ricard S.A., ADR	16,562	524,684
Sanderson Farms, Inc.	33,495	3,881,736
TreeHouse Foods, Inc.(a)	14,350	628,530
USANA Health Sciences, Inc.(a)	1,218	89,438
Total Consumer Staples		20,974,249
ENERGY - 0.3%
Arch Resources, Inc.	958	27,217
Bonanza Creek Energy, Inc.(a)	1,688	25,016
Dorian LPG Ltd.(a)	2,763	21,386
Exterran Corp.(a)	1,876	10,112
Green Plains, Inc. (a)	2,812	28,725
Kosmos Energy Ltd.	933,000	1,548,780
Matrix Service Co.(a)	2,551	24,796
Nabors Industries Ltd.	321	11,883
Par Pacific Holdings, Inc.(a)	3,476	31,249
Pioneer Natural Resources Co.	9,375	915,937
REX American Resources Corp.(a)	547	37,945
Total Energy		2,683,046
FINANCIALS - 5.4%
Alleghany Corp.	545	266,581
American Equity Investment Life Holding Co.	4,239	104,746
Ares Capital Corp.	182,800	2,641,460
Arthur J Gallagher & Co.	16,400	1,598,836
Axos Financial, Inc.(a)	2,349	51,866
Bank of Commerce Holdings	608	4,609
Bankwell Financial Group, Inc.	319	5,072
Banner Corp.	1,311	49,818
Brighthouse Financial, Inc.(a)	243	6,760
Cadence BanCorp	10,339	91,604
Capstar Financial Holdings, Inc.	835	10,020
Carter Bank & Trust	819	6,609
CBTX, Inc.	1,184	24,864
Charles Schwab Corp. (The)	231,767	7,819,819
Chemung Financial Corp.	119	3,249
Chubb Ltd.	30,915	3,914,457
Coastal Financial Corp.(a)	304	4,414
Commerce Bancshares, Inc.	6,600	392,502
Cullen/Frost Bankers, Inc.	11,100	829,281
Donegal Group, Inc., Class A	664	9,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Eagle Bancorp, Inc.	1,800	$58,950
Employers Holdings, Inc.	1,903	57,375
Enova International, Inc.(a)	2,847	42,335
Esquire Financial Holdings, Inc.(a)	237	4,005
Everest Re Group Ltd.	8,880	1,831,056
Flagstar Bancorp, Inc.	270	7,946
Green Dot Corp., Class A(a)	2,061	101,154
Guaranty Bancshares, Inc.	185	4,786
Hanmi Financial Corp.	2,778	26,974
HBT Financial, Inc.	683	9,104
HCI Group, Inc.	807	37,267
HomeStreet, Inc.	2,213	54,462
James River Group Holdings Ltd.	2,192	98,640
LendingClub Corp.(a)	628	2,857
MetLife, Inc.	69,190	2,526,819
Morningstar, Inc.	2,000	281,940
MVB Financial Corp.	272	3,618
National Bank Holdings Corp., Class A	1,893	51,111
Northeast Bank(a)	200	3,510
Northern Trust Corp.	62,778	4,980,806
Northrim BanCorp, Inc.	381	9,578
OP Bancorp	484	3,340
PCB Bancorp	304	3,131
Preferred Bank	1,173	50,263
Professional Holding Corp., Class A(a)	477	6,621
ProSight Global, Inc.(a)	467	4,156
Prosperity Bancshares, Inc.	10,100	599,738
Protective Insurance Corp., Class B	224	3,376
Raymond James Financial, Inc.	4,189	288,329
RBB Bancorp	752	10,265
Reinsurance Group of America, Inc.	14,631	1,147,656
Shore Bancshares, Inc.	355	3,937
South Plains Financial, Inc.	243	3,460
Southern First Bancshares, Inc.(a)	374	10,364
Stewart Information Services Corp.	1,554	50,521
SVB Financial Group(a)	2,950	635,813
TD Ameritrade Holding Corp.	13,787	501,571
Towne Bank	10,627	200,213
Tradeweb Markets, Inc., Class A	13,100	761,634
Travelers Cos., Inc. (The)	47,737	5,444,405
Triumph Bancorp, Inc.(a)	1,583	38,419
UMB Financial Corp.	5,970	307,753
United Community Banks, Inc.	2,638	53,077
United Insurance Holdings Corp.	1,280	10,010
Universal Insurance Holdings, Inc.	2,397	42,547
Valley National Bancorp	115,082	899,941
Virtu Financial, Inc., Class A	76,475	1,804,810
Waddell & Reed Financial, Inc., Class A	4,656	72,215
Total Financials		40,987,867
HEALTH CARE - 7.9%
AbbVie, Inc.	25,075	2,461,863
Align Technology, Inc.(a)	3,450	946,818
Allscripts Healthcare Solutions, Inc.(a)	8,636	58,466
AMAG Pharmaceuticals, Inc.(a)	3,188	24,388
Amphastar Pharmaceuticals, Inc.(a)	2,731	61,338
Baxter International, Inc.	3,057	263,208
Becton Dickinson and Co.	2,048	490,025
Bio-Rad Laboratories, Inc., Class A(a)	1,370	618,541
Bio-Techne Corp.	6,250	1,650,437
Cantel Medical Corp.	13,350	590,471
Castlight Health, Inc., Class B(a)	4,985	4,138
Catalent, Inc.(a)	20,850	1,528,305
Computer Programs & Systems, Inc.	1,024	23,337
Cooper Cos., Inc. (The)	3,600	1,021,104
Corcept Therapeutics, Inc.(a)	3,625	60,973
Cross Country Healthcare, Inc.(a)	2,483	15,295
CytomX Therapeutics, Inc.(a)	587	4,890
DENTSPLY SIRONA, Inc.	147,860	6,514,712
Eagle Pharmaceuticals, Inc.(a)	391	18,760
Edwards Lifesciences Corp.(a)	19,000	1,313,090
Enanta Pharmaceuticals, Inc.(a)	1,065	53,474
Endo International PLC(a)	4,283	14,691
Envista Holdings Corp.(a)	34,061	718,346
Globus Medical, Inc., Class A(a)	40,615	1,937,742
HCA Healthcare, Inc.	21,025	2,040,686
HealthStream, Inc.(a)	1,179	26,091
Homology Medicines, Inc.(a)	218	3,311
ICU Medical, Inc.(a)	22,593	4,164,116
Integra LifeSciences Holdings Corp.(a)	23,050	1,083,120
Johnson & Johnson	18,300	2,573,529
Lannett Co., Inc.(a)	1,273	9,242
Lantheus Holdings, Inc.(a)	669	9,567
Magellan Health, Inc.(a)	1,201	87,649
Masimo Corp.(a)	16,865	3,845,051
Merit Medical Systems, Inc.(a)	106,215	4,848,715
Natus Medical, Inc.(a)	1,980	43,204
NextGen Healthcare, Inc.(a)	4,131	45,358
Orthofix Medical, Inc.(a)	1,117	35,744
Owens & Minor, Inc.	3,511	26,754
Radius Health, Inc.(a)	480	6,542
Recro Pharma, Inc.(a)	1,533	6,975
Retrophin, Inc.(a)	1,552	31,676
Smith & Nephew PLC, ADR	88,117	3,359,020
Spectrum Pharmaceuticals, Inc.(a)	5,543	18,735
Supernus Pharmaceuticals, Inc.(a)	3,075	73,031
Surmodics, Inc.(a)	876	37,878
Sutro Biopharma, Inc.(a)	341	2,646
Thermo Fisher Scientific, Inc.	12,865	4,661,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
United Therapeutics Corp.(a)	521	$63,041
UnitedHealth Group, Inc.	19,345	5,705,808
Universal Health Services, Inc., Class B	12,028	1,117,281
Varex Imaging Corp.(a)	1,657	25,104
Varian Medical Systems, Inc.(a)	11,926	1,461,174
Veeva Systems, Inc., Class A(a)	7,400	1,734,708
Waters Corp.(a)	5,600	1,010,240
West Pharmaceutical Services, Inc.	4,000	908,680
Wright Medical Group N.V.(a)	17,971	534,098
Total Health Care		59,994,690
INDUSTRIALS - 5.1%
3M Co.	35,034	5,464,954
ABB Ltd., ADR	27,596	622,566
AGCO Corp.	776	43,037
AMETEK, Inc.	19,700	1,760,589
AO Smith Corp.	13,238	623,775
Apogee Enterprises, Inc.	2,143	49,375
ArcBest Corp.	1,707	45,253
Arcosa, Inc.	1,992	84,062
Astec Industries, Inc.	1,732	80,209
Astronics Corp.(a)	1,633	17,244
Barrett Business Services, Inc.	186	9,882
Briggs & Stratton Corp.	7,822	10,247
Clarivate Analytics PLC(a)	50,900	1,136,597
DXP Enterprises, Inc.(a)	1,021	20,328
Echo Global Logistics, Inc.(a)	1,986	42,937
Epiroc AB, ADR	85,343	1,064,227
Exponent, Inc.	346	28,002
Fortive Corp.	27,000	1,826,820
Graco, Inc.	5,176	248,396
IDEX Corp.	8,450	1,335,438
Insperity, Inc.	139	8,997
Interface, Inc.	3,166	25,771
Knight-Swift Transportation Holdings, Inc.	94,700	3,949,937
Lindsay Corp.	21,329	1,966,747
Lydall, Inc.(a)	1,481	20,082
Manitowoc Co., Inc. (The)(a)	590	6,419
Meritor, Inc.(a)	1,610	31,878
Moog, Inc., Class A	470	24,901
Mueller Water Products, Inc., Class A	218,312	2,058,682
MYR Group, Inc.(a)	1,392	44,419
Nordson Corp.	3,100	588,101
Pitney Bowes, Inc.	21,396	55,630
Powell Industries, Inc.	824	22,569
Quanex Building Products Corp.	2,079	28,857
Raytheon Technologies Corp.	7,849	483,655
Resideo Technologies, Inc.(a)	2,628	30,800
Rockwell Automation, Inc.	6,400	1,363,200
Roper Technologies, Inc.	13,875	5,387,108
Schneider Electric SE, ADR	25,097	559,663
SkyWest, Inc.	2,428	79,201
Tennant Co.	719	46,742
Toro Co. (The)	11,880	788,119
Triumph Group, Inc.	4,348	39,176
TrueBlue, Inc.(a)	2,700	41,229
Union Pacific Corp.	33,425	5,651,165
Veritiv Corp.(a)	1,004	17,028
Werner Enterprises, Inc.	13,815	601,367
Xylem, Inc.	7,419	481,938
Total Industrials		38,917,319
INFORMATION TECHNOLOGY - 7.0%
A10 Networks, Inc.(a)	2,587	17,617
Accenture PLC, Class A	1,490	319,933
ADTRAN, Inc.	3,507	38,332
Agilysys, Inc.(a)	1,983	35,575
Amphenol Corp., Class A	59,330	5,684,407
Amtech Systems, Inc.(a)	1,044	5,084
Applied Materials, Inc.	23,464	1,418,399
Arlo Technologies, Inc.(a)	5,121	13,212
Avaya Holdings Corp.(a)	548	6,773
Aviat Networks, Inc.(a)	212	3,869
Avid Technology, Inc.(a)	2,018	14,671
Axcelis Technologies, Inc.(a)	1,645	45,813
Bel Fuse, Inc., Class B	776	8,326
Benchmark Electronics, Inc.	2,794	60,350
Broadridge Financial Solutions, Inc.	23,550	2,971,775
Casa Systems, Inc.(a)	1,152	4,792
Cirrus Logic, Inc.(a)	248	15,321
CommScope Holding Co., Inc.(a)	447	3,724
Comtech Telecommunications Corp.	1,077	18,191
CSG Systems International, Inc.	225	9,313
Daktronics, Inc.	3,278	14,259
Diebold Nixdorf, Inc.(a)	1,117	6,769
DSP Group, Inc.(a)	1,855	29,457
Endurance International Group Holdings, Inc.(a)	5,152	20,763
Everspin Technologies, Inc.(a)	1,192	8,368
Extreme Networks, Inc.(a)	11,972	51,958
Guidewire Software, Inc.(a)	4,000	443,400
Infinera Corp.(a)	2,670	15,806
Intevac, Inc.(a)	897	4,898
Kulicke & Soffa Industries, Inc.	3,159	65,802
Mastercard, Inc., Class A	17,115	5,060,906
Medallia, Inc.(a)	38,650	975,526
Microsoft Corp.	35,625	7,250,044
MicroStrategy, Inc., Class A(a)	655	77,480
MKS Instruments, Inc.	2,472	279,929
MobileIron, Inc.(a)	5,494	27,085
NeoPhotonics Corp.(a)	434	3,854
NETGEAR, Inc.(a)	2,007	51,961
New Relic, Inc.(a)	11,250	775,125
Nutanix, Inc., Class A(a)	21,050	498,990
Okta, Inc.(a)	6,100	1,221,403
ON Semiconductor Corp.(a)	298,494	5,916,151
Palo Alto Networks, Inc.(a)	5,700	1,309,119
Plantronics, Inc.	2,653	38,946
Progress Software Corp.	1,831	70,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Proofpoint, Inc.(a)	5,200	$577,824
Pure Storage, Inc., Class A(a)	64,900	1,124,717
Q2 Holdings, Inc.(a)	3,650	313,134
QUALCOMM, Inc.	28,875	2,633,689
Ribbon Communications, Inc.(a)	1,804	7,090
Rimini Street, Inc.(a)	979	5,042
ScanSource, Inc.(a)	1,855	44,687
SeaChange International, Inc.(a)	2,738	4,134
ServiceNow, Inc.(a)	4,300	1,741,758
SMART Global Holdings, Inc.(a)	894	24,299
Smartsheet, Inc., Class A(a)	12,600	641,592
Splunk, Inc.(a)	8,200	1,629,340
SPS Commerce, Inc.(a)	1,608	120,793
Super Micro Computer, Inc.(a)	489	13,883
Synaptics, Inc.(a)	590	35,471
Synchronoss Technologies, Inc.(a)	2,856	10,082
Synopsys, Inc.(a)	3,950	770,250
Telenav, Inc.(a)	1,459	8,010
Teradata Corp.(a)	366	7,613
Texas Instruments, Inc.	46,076	5,850,270
Veeco Instruments, Inc.(a)	2,514	33,914
Workday, Inc., Class A(a)	10,100	1,892,336
Xperi Holding Corp.	3,811	56,250
Zscaler, Inc.(a)	10,400	1,138,800
Total Information Technology		53,599,405
MATERIALS - 1.8%
AdvanSix, Inc.(a)	2,597	30,489
AptarGroup, Inc.	20,117	2,252,702
Boise Cascade Co.	2,328	87,556
Hawkins, Inc.	547	23,291
Innospec, Inc.	1,292	99,807
Kraton Corp.(a)	2,116	36,564
Martin Marietta Materials, Inc.	2,858	590,377
Myers Industries, Inc.	2,176	31,661
Ryerson Holding Corp.(a)	489	2,753
Sherwin-Williams Co. (The)	9,215	5,324,888
Stepan Co.	926	89,915
TimkenSteel Corp.(a)	2,812	10,939
Trinseo S.A.	2,745	60,829
Wheaton Precious Metals Corp.	119,750	5,274,987
Total Materials		13,916,758
REAL ESTATE - 1.0%
Armada Hoffler Properties, Inc.	3,981	39,611
AvalonBay Communities, Inc.	1,816	280,826
Boston Properties, Inc.	10,054	908,680
Equity Commonwealth	173,494	5,586,507
Four Corners Property Trust, Inc.	3,938	96,087
Front Yard Residential Corp.	807	7,021
Healthcare Realty Trust, Inc.	9,642	282,414
Investors Real Estate Trust	567	39,968
LTC Properties, Inc.	1,614	60,799
Retail Opportunity Investments Corp.	7,581	85,893
Summit Hotel Properties, Inc.	3,845	22,801
Xenia Hotels & Resorts, Inc.	1,742	16,253
Total Real Estate		7,426,860
UTILITIES - 0.9%
American Water Works Co., Inc.	2,018	259,636
Avista Corp.	1,943	70,706
California Water Service Group	17,849	851,397
Essential Utilities, Inc.	53,655	2,266,387
Middlesex Water Co.	4,322	290,352
SJW Group	45,985	2,856,128
Total Utilities		6,594,606
TOTAL COMMON STOCKS (Cost: $266,279,944)		289,034,501
EXCHANGE-TRADED FUND - 60.2%
Vanguard Total Stock Market ETF
(Cost: $465,748,261)	2,935,518	459,496,633
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.05%(b)
(Cost: $13,675,864)	13,675,864	13,675,864
TOTAL INVESTMENTS - 99.9% (Cost: $745,704,069)		762,206,998
OTHER ASSETS AND LIABILITIES, NET - 0.1%		618,536
NET ASSETS - 100.0%		$762,825,534

(a)	Non-income producing Security.
(b)	The rate shown is the annualized seven-day yield as of June 30, 2020.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$289,034,501	$—	$—	$289,034,501
Exchange-Traded Fund	459,496,633	—	—	459,496,633
Money Market Fund	13,675,864	—	—	13,675,864
Total	$762,206,998	$—	$—	$762,206,998

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 58.2%
ARGENTINA - 0.9%
MercadoLibre, Inc.(a)	3,376	$3,327,959
AUSTRALIA - 1.5%
BHP Group Ltd.	30,653	760,709
BHP Group PLC	20,086	412,359
BlueScope Steel Ltd.	34,305	278,232
CSL Ltd.	14,575	2,889,538
Fortescue Metals Group Ltd.	78,027	748,685
GWA Group Ltd.	203,936	391,565
Lycopodium Ltd.	2,746	9,053
McPherson's Ltd.	9,512	18,202
Objective Corp. Ltd.	1,687	8,637
Servcorp Ltd.	3,197	5,132
Sigma Healthcare Ltd.	151,826	65,719
South32 Ltd.	212,985	301,584
Total Australia		5,889,415
AUSTRIA - 0.2%
Erste Group Bank AG(a)	25,500	599,228
BELGIUM - 0.4%
Ageas SA	12,064	426,678
Barco N.V.	2,262	398,243
Colruyt S.A.	10,874	597,944
D'ieteren S.A.	2,523	139,552
Econocom Group S.A.	9,336	18,818
Galapagos N.V.(a)	125	24,538
UCB S.A.	929	107,531
Total Belgium		1,713,304
BRAZIL - 1.0%
B3 S.A. - Brasil Bolsa Balcao	22,634	229,291
BB Seguridade Participacoes S.A.	51,900	260,259
Cia de Saneamento Basico do Estado de Sao Paulo	30,000	318,310
Duratex S.A.	33,351	78,868
Equatorial Energia S.A.	56,187	239,911
Itau Unibanco Holding S.A., ADR	126,740	594,411
Klabin S.A., (Unit)	30,205	112,920
Lojas Renner S.A.	68,881	529,454
Magazine Luiza S.A.	8,982	118,343
Pagseguro Digital Ltd., Class A(a)	4,518	159,666
Petroleo Brasileiro S.A., ADR	6,686	53,287
Petroleo Brasileiro S.A., ADR	22,533	186,348
Raia Drogasil S.A.	12,688	258,095
Vale S.A., ADR	24,718	254,843
WEG S.A.	25,375	236,154
YDUQS Participacoes SA	7,632	47,225
Total Brazil		3,677,385
BRITAIN - 5.0%
Anglo American PLC	809	18,700
Aptitude Software Group PLC	3,430	14,869
Ashtead Group PLC	35,600	1,196,740
Avingtrans PLC	4,217	11,337
Barratt Developments PLC	44,700	274,193
Bloomsbury Publishing PLC	184,566	457,206
Bovis Homes Group PLC	27,719	243,764
Brickability Group PLC	15,725	8,573
Close Brothers Group PLC	47,500	649,572
Coca-Cola European Partners PLC	26,039	983,233
Codemasters Group Holdings PLC(a)	19,027	80,131
Compass Group PLC	54,000	742,885
Crest Nicholson Holdings PLC	47,550	116,331
Dart Group PLC	21,926	227,820
Dixons Carphone PLC	189,657	210,924
Ferguson PLC	7,745	633,579
First Derivatives PLC	11,221	354,944
Gamma Communications PLC	21,630	344,058
Gateley Holdings PLC	5,363	8,638
Genus PLC	8,956	391,650
Informa PLC	65,160	379,122
International Personal Finance PLC	25,849	16,740
Judges Scientific PLC	276	17,272
Keystone Law Group PLC	2,569	15,596
Legal & General Group PLC	160,327	437,818
M&G PLC	133,580	276,896
Nexus Infrastructure PLC	5,820	10,815
Paragon Banking Group PLC	81,061	351,332
Porvair PLC	80,441	556,393
Prudential PLC	31,525	474,756
Reach PLC	137,702	131,300
Reckitt Benckiser Group PLC	11,100	1,021,517
RELX PLC	39,679	918,381
Rentokil Initial PLC	187,400	1,181,765
Rio Tinto Ltd.	9,244	626,820
Rio Tinto PLC	306	17,219
Rio Tinto PLC, ADR	8,753	491,743
RSA Insurance Group PLC	48,402	245,362
Smith & Nephew PLC	94,038	1,751,903
Spirent Communications PLC	77,078	229,867
St James's Place PLC	8,151	96,084
SThree PLC	62,909	210,785
Taylor Wimpey PLC	172,538	304,390
Telit Communications PLC(a)	12,541	17,114
Tesco PLC	211,677	597,680
Unilever N.V.	20,300	1,076,617
Unilever PLC	11,263	607,273
Total Britain		19,031,707
CANADA - 2.9%
Brookfield Asset Management, Inc., Class A	41,000	1,349,352
Cameco Corp.	41,700	427,566
Canadian National Railway Co.	4,437	392,552
Canadian Pacific Railway Ltd.	5,740	1,465,651
DREAM Unlimited Corp., Class A	33,100	218,456
Heroux-Devtek, Inc.(a)	25,830	193,687
Laurentian Bank of Canada	7,428	156,483
Linamar Corp.	7,974	215,561
Lululemon Athletica, Inc.(a)	6,975	2,176,270
Magna International, Inc.	20,500	912,957
Points International Ltd.(a)	5,300	47,979
Shopify, Inc., Class A(a)	2,660	2,524,872
Suncor Energy, Inc.	32,055	540,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA (continued)
TMX Group Ltd.	4,134	$408,741
Total Canada		11,030,595
CHILE - 0.1%
Banco Santander Chile, ADR	12,288	201,523
CHINA - 4.8%
51job, Inc., ADR(a)	1,309	93,973
58.com, Inc., ADR(a)	6,739	363,502
Alibaba Group Holding Ltd., ADR(a)	10,438	2,251,477
Anhui Conch Cement Co., Ltd., Class H	27,500	184,965
Autohome, Inc., ADR	3,304	249,452
China Pacific Insurance Group Co., Ltd., Class H	58,200	155,649
China Petroleum & Chemical Corp., Class H	314,000	130,624
CNOOC Ltd.	453,000	508,763
ENN Energy Holdings Ltd.	66,200	743,503
FriendTimes, Inc.	170,000	75,805
Greatview Aseptic Packaging Co., Ltd.	674,000	239,271
Huayu Automotive Systems Co., Ltd., Class A	78,500	230,952
JD.com, Inc., ADR(a)	20,904	1,258,003
Li Ning Co., Ltd.	66,500	211,388
Midea Group Co., Ltd., Class A	70,800	598,904
Modern Land China Co., Ltd.	216,000	30,442
New Oriental Education & Technology Group, Inc., ADR(a)	2,091	272,311
Oppein Home Group, Inc., Class A	6,500	107,036
Ping An Insurance Group Co. of China Ltd., Class H	180,500	1,802,664
Shenzhou International Group Holdings Ltd.	35,100	421,962
SITC International Holdings Co., Ltd.	430,000	458,164
Tencent Holdings Ltd.	106,800	6,860,171
Tencent Music Entertainment Group, ADR(a)	26,722	359,678
WuXi AppTec Co., Ltd., Class H(b)	7,280	95,293
Wuxi Biologics Cayman, Inc.(a)(b)	18,000	329,813
Yestar Healthcare Holdings Co., Ltd.(a)	653,420	100,583
Yum China Holdings, Inc.	4,105	197,327
Zhejiang Supor Co., Ltd., Class A	18,100	182,371
Zhuzhou CRRC Times Electric Co., Ltd., Class H	31,600	80,725
Total China		18,594,771
COLOMBIA - 0.0% (c)
Bancolombia S.A., ADR	2,538	66,775
EGYPT - 0.0% (c)
Commercial International Bank Egypt SAE, GDR	27,590	106,497
FINLAND - 0.6%
Alma Media Oyj	1,354	10,407
Digia Oyj	3,508	20,086
Fiskars Oyj Abp	3,395	39,043
Harvia Oyj	2,767	34,015
Nokia Oyj	116,429	509,883
Nokia Oyj, ADR	2,660	11,704
Nordea Bank Abp(a)	47,662	328,482
Orion Oyj, Class B	12,527	605,637
Sampo Oyj, Class A	9,854	338,546
Scanfil Oyj	4,281	24,518
Vaisala Oyj, Class A	11,699	438,071
Total Finland		2,360,392
FRANCE - 4.9%
ABC arbitrage	5,749	44,247
Air Liquide S.A.	4,206	606,038
Alstom S.A.	6,695	310,969
Amundi S.A.(a)(b)	14,400	1,126,353
BioMerieux	622	85,401
BNP Paribas S.A.(a)	16,259	644,557
CBo Territoria	4,714	18,426
CNP Assurances(a)	18,146	208,522
Coface S.A.(a)	41,195	269,765
Dassault Systemes SE	7,750	1,335,663
Eiffage S.A.(a)	6,192	565,371
Engie S.A.(a)	69,432	857,021
Envea S.A.	124	15,247
EssilorLuxottica S.A.(a)	9,557	1,224,914
Eutelsat Communications S.A.	23,856	219,812
Focus Home Interactive S.A.	261	9,527
IPSOS	13,879	347,247
Lectra	14,479	262,922
LVMH Moet Hennessy Louis Vuitton SE	7,780	3,407,630
Neurones	427	9,888
Nexans S.A.(a)	5,298	245,713
Pernod Ricard S.A.	8,450	1,328,080
Rexel S.A.	23,330	266,266
Robertet S.A.	391	408,658
Safran S.A.(a)	14,028	1,403,252
Sanofi	12,869	1,309,279
Somfy S.A.	380	38,366
TOTAL S.A.	21,500	818,926
Vilmorin & Cie S.A.	882	46,680
Vinci S.A.	4,061	373,444
Vivendi S.A.	35,262	903,806
Total France		18,711,990
GERMANY - 3.1%
Allianz SE	4,237	864,236
BASF SE	8,700	486,155
Carlsberg A/S, Class B	4,037	533,288
Deutsche EuroShop AG(a)	2,876	40,544
DSV PANALPINA A/S	19,850	2,421,616
Fresenius Medical Care AG & Co. KGaA	4,850	413,499
Gerresheimer AG	4,483	412,533
HelloFresh SE(a)	6,069	322,198
Hornbach Holding AG & Co. KGaA	853	70,632
Infineon Technologies AG	11,765	274,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
GERMANY (continued)
KWS Saat SE & Co. KGaA	5,727	$428,483
Merck KGaA	8,738	1,012,992
Novo Nordisk A/S, Class B	16,444	1,064,111
Rheinmetall AG	1,075	92,976
SAP SE	9,134	1,271,412
Surteco Group SE	1,111	24,956
Symrise AG	11,700	1,357,430
Vestas Wind Systems A/S	2,937	298,855
Vonovia SE	5,783	354,248
Total Germany		11,745,151
HONG KONG - 1.8%
AIA Group Ltd.	359,700	3,347,753
Chen Hsong Holdings	44,000	10,209
China Mengniu Dairy Co., Ltd.(a)	149,000	568,226
China Mobile Ltd.	56,500	381,774
China Resources Beer Holdings Co., Ltd.	58,000	323,707
Cowell e Holdings, Inc.	1,257,000	450,442
ESR Cayman Ltd.(a)(b)	145,800	345,884
Hang Lung Properties Ltd.	60,000	142,239
Mandarin Oriental International Ltd.	164,807	248,871
Perfect Shape Medical Ltd.	32,000	11,515
Pico Far East Holdings Ltd.	1,520,000	231,382
SmarTone Telecommunications Holdings Ltd.	441,500	236,487
Vinda International Holdings Ltd.	123,000	439,131
Yue Yuen Industrial Holdings Ltd.	75,500	115,388
Total Hong Kong		6,853,008
HUNGARY - 0.1%
MOL Hungarian Oil & Gas PLC(a)	12,582	74,438
OTP Bank Nyrt(a)	6,202	217,220
Richter Gedeon Nyrt	8,609	178,263
Total Hungary		469,921
INDIA - 0.8%
HDFC Bank Ltd., ADR	36,963	1,680,338
ICICI Bank Ltd., ADR	76,680	712,357
Infosys Ltd., ADR	42,806	413,506
Larsen & Toubro Ltd., GDR	13,792	171,573
Reliance Industries Ltd., GDR(b)	4,920	226,949
Reliance Industries Ltd., GDR(b)	301	13,906
Total India		3,218,629
INDONESIA - 0.2%
Bank Mandiri Persero Tbk PT	996,500	345,591
Telekomunikasi Indonesia Persero Tbk PT, ADR	20,337	444,973
Total Indonesia		790,564
IRELAND - 3.0%
Accenture PLC, Class A	19,290	4,141,949
Experian PLC	110,205	3,843,852
Grafton Group PLC, (Unit)	41,474	338,796
ICON PLC(a)	8,338	1,404,620
Irish Continental Group PLC, (Unit)	92,420	367,902
Medtronic PLC	10,443	957,623
Ryanair Holdings PLC, ADR(a)	3,951	262,109
Total Ireland		11,316,851
ISRAEL - 0.4%
Bank Leumi Le-Israel BM	59,607	300,346
Check Point Software Technologies Ltd.(a)	6,169	662,736
Electra Consumer Products 1970 Ltd.	1,007	23,417
Nice Ltd., ADR(a)	3,375	638,685
Tower Semiconductor Ltd.(a)	2,504	47,801
Total Israel		1,672,985
ITALY - 0.7%
Assicurazioni Generali SpA	29,421	444,626
El.En. SpA(a)	6,556	165,460
Enel SpA	88,963	766,432
Ferrari N.V.	7,320	1,247,291
SIT SpA	1,600	8,495
Total Italy		2,632,304
JAPAN - 6.9%
ABC-Mart, Inc.	400	23,402
Ariake Japan Co., Ltd.	6,000	381,562
Brother Industries Ltd.	4,300	77,484
Daiseki Co., Ltd.	15,000	399,481
Daito Trust Construction Co., Ltd.	3,800	349,145
Daiwa House Industry Co., Ltd.	19,800	466,996
Elematec Corp.	2,800	22,738
EPS Holdings, Inc.	14,200	135,792
Fujitsu Ltd.	6,700	784,263
Furuno Electric Co., Ltd.	32,000	288,843
Glory Ltd.	3,300	74,994
Hitachi Ltd.	17,900	565,093
Hoshizaki Corp.	11,400	976,843
Infocom Corp.	6,700	183,328
Iwatani Corp.	12,300	429,701
JUTEC Holdings Corp.	1,000	9,733
Kao Corp.	4,700	372,086
KDDI Corp.	66,800	2,002,855
Keyence Corp.	4,900	2,045,859
Kintetsu World Express, Inc.	20,200	349,033
Kubota Corp.	51,700	771,024
Macnica Fuji Electronics Holdings, Inc.	8,300	120,551
Makita Corp.	15,000	544,755
Mani, Inc.	14,100	372,047
Marui Group Co., Ltd.	48,000	866,831
MIMAKI ENGINEERING Co., Ltd.	2,700	9,243
Mitsubishi UFJ Financial Group, Inc.	50,700	198,297
MS&AD Insurance Group Holdings, Inc.	6,400	175,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Nexon Co., Ltd.	39,800	$898,912
Nichiha Corp.	900	19,187
Nidec Corp.	18,900	1,261,894
Nintendo Co., Ltd.	3,800	1,690,867
Nippon Telegraph & Telephone Corp.	33,500	779,886
NTT DOCOMO, Inc.	26,100	696,255
Oki Electric Industry Co., Ltd.	17,400	167,547
ORIX Corp.	49,900	615,283
Otsuka Corp.	5,900	310,761
Otsuka Holdings Co., Ltd.	22,900	998,073
Panasonic Corp.	24,400	212,700
Rion Co., Ltd.	18,400	374,147
Sakata Seed Corp.	11,800	377,446
SHO-BOND Holdings Co., Ltd.	9,400	416,229
Softbank Corp.	64,000	814,613
Sony Corp.	21,000	1,438,108
Space Co., Ltd.	1,600	14,389
Sumitomo Mitsui Financial Group, Inc.	27,800	781,823
Suzuki Motor Corp.	7,900	268,048
Tayca Corp.	4,300	55,080
Tomen Devices Corp.	700	24,080
Toppan Printing Co., Ltd.	15,300	255,059
Toshiba TEC Corp.	2,200	84,042
Transcosmos, Inc.	14,500	335,173
Tsubakimoto Chain Co.	2,400	58,195
Yamada Denki Co., Ltd.	55,500	275,312
Yamaha Corp.	6,700	315,218
Total Japan		26,536,066
LUXEMBOURG - 0.1%
ArcelorMittal S.A.(a)	20,232	212,439
Ternium S.A., ADR	8,514	129,158
Total Luxembourg		341,597
MEXICO - 0.7%
Arca Continental S.A.B. de C.V.	85,300	374,460
Fomento Economico Mexicano S.A.B. de C.V., ADR	5,495	340,745
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	461,500	475,063
Grupo Financiero Banorte S.A.B. de C.V., Class O	114,600	396,534
Wal-Mart de Mexico S.A.B. de C.V.	437,600	1,046,569
Total Mexico		2,633,371
NETHERLANDS - 2.9%
Aegon N.V.	26,011	77,366
Akzo Nobel N.V.	17,111	1,530,828
ASML Holding N.V.	6,125	2,254,184
Corbion N.V.	11,725	421,794
EXOR N.V.	3,161	180,229
Heineken N.V.	12,500	1,151,148
Hunter Douglas N.V.(a)	641	34,189
JDE Peet's B.V.(a)	8,121	329,192
Koninklijke Ahold Delhaize N.V.	32,783	892,724
Koninklijke DSM N.V.	4,604	636,378
Koninklijke Philips N.V.(a)	16,911	787,488
NXP Semiconductors N.V.	2,216	252,713
Ordina N.V.(a)	187,986	384,157
Randstad N.V.	11,668	519,124
Sligro Food Group N.V.	17,306	266,479
Wolters Kluwer N.V.	15,881	1,238,882
Total Netherlands		10,956,875
NEW ZEALAND - 0.1%
EBOS Group Ltd.	5,686	79,834
Fisher & Paykel Healthcare Corp. Ltd.	680	15,725
New Zealand Refining Co., Ltd. (The)	41,004	19,464
NZX Ltd.	16,197	14,682
Pushpay Holdings Ltd.(a)	4,784	27,379
Turners Automotive Group Ltd.	7,316	9,953
Z Energy Ltd.	16,828	29,463
Total New Zealand		196,500
NORWAY - 0.4%
Borregaard ASA	36,850	391,586
Equinor ASA	22,959	326,506
Norway Royal Salmon ASA	14,784	385,678
Telenor ASA	29,841	434,738
Total Norway		1,538,508
PERU - 0.0% (c)
Credicorp Ltd.	1,383	184,866
POLAND - 0.1%
KGHM Polska Miedz S.A.(a)	5,185	119,025
Powszechny Zaklad Ubezpieczen S.A.	11,924	87,143
Total Poland		206,168
PORTUGAL - 0.1%
EDP - Energias de Portugal S.A.	60,497	288,517
Galp Energia SGPS S.A.	16,178	186,880
Total Portugal		475,397
RUSSIA - 0.8%
Evraz PLC	43,465	154,963
Gazprom PJSC, ADR	83,778	454,077
LUKOIL PJSC, ADR	5,797	430,253
Magnit PJSC, GDR	11,687	151,814
Novatek PJSC, GDR	2,641	374,939
Polyus PJSC, GDR	3,318	279,210
Sberbank of Russia PJSC, ADR	66,498	755,476
Sberbank of Russia PJSC, ADR	5,100	57,834
X5 Retail Group N.V., GDR	4,132	146,273
Yandex N.V., Class A(a)	3,537	176,921
Total Russia		2,981,760
SINGAPORE - 0.3%
DBS Group Holdings Ltd.	77,900	1,165,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
SINGAPORE (continued)
Kimly Ltd.	65,800	$10,626
Olam International Ltd.	88,800	89,068
Sunningdale Tech Ltd.	16,900	12,077
United Industrial Corp. Ltd.	6,700	10,591
Total Singapore		1,287,631
SOUTH AFRICA - 0.4%
AngloGold Ashanti Ltd., ADR	4,548	134,121
AVI Ltd.	19,653	79,880
FirstRand Ltd.	149,272	327,211
Mr Price Group Ltd.	36,559	301,103
MultiChoice Group Ltd.(a)	10,758	65,867
Naspers Ltd., Class N	3,184	580,858
Total South Africa		1,489,040
SOUTH KOREA - 2.3%
Celltrion Healthcare Co., Ltd.(a)	16	1,443
Celltrion, Inc.(a)	29	7,431
Choong Ang Vaccine Laboratory	17,139	243,582
Hana Financial Group, Inc.	9,866	224,579
Hyundai Mobis Co., Ltd.	2,247	358,511
Koh Young Technology, Inc.	3,629	304,209
Korea Zinc Co., Ltd.	702	196,933
LG Chem Ltd.	735	303,672
LG Household & Health Care Ltd.	301	336,751
NAVER Corp.	2,727	611,576
Samsung Electronics Co., Ltd.	17,339	768,623
Samsung Electronics Co., Ltd., GDR	1,919	2,113,459
Samsung Electronics Co., Ltd., GDR	811	894,533
Samsung Fire & Marine Insurance Co., Ltd.	1,356	198,351
Samsung SDI Co., Ltd.	1,515	463,333
Samwha Capacitor Co., Ltd.	6,053	271,932
SK Biopharmaceuticals Co., Ltd.(a)	103	4,238
SK Hynix, Inc.	16,610	1,188,220
SK Materials Co., Ltd.	2,558	428,879
Total South Korea		8,920,255
SPAIN - 0.4%
Abertis Infraestructuras S.A.(a)	3,711	26,975
Amadeus IT Group S.A.	18,280	951,160
Cia de Distribucion Integral Logista Holdings S.A.	8,199	152,726
Faes Farma S.A.	87,170	354,186
Naturhouse Health SAU	7,581	13,615
Siemens Gamesa Renewable Energy S.A.(a)	11,456	202,754
Total Spain		1,701,416
SWEDEN - 2.2%
AAK AB(a)	20,193	346,574
Ahlstrom-Munksjo Oyj	26,953	404,025
Assa Abloy AB, Class B	59,969	1,217,623
Atlas Copco AB, Class A	38,690	1,636,049
Avanza Bank Holding AB	27,529	390,488
Betsson AB(a)	14,579	101,256
BioGaia AB, Class B	7,410	408,322
Cloetta AB, Class B(a)	109,734	279,095
Doro AB(a)	3,661	13,884
Elanders AB, Class B(a)	6,002	33,464
Epiroc AB, Class A	34,698	431,728
G5 Entertainment AB	5,179	107,607
Getinge AB, Class B	22,707	420,851
GHP Specialty Care AB(a)	12,103	20,972
Haldex AB(a)	6,658	26,751
IAR Systems Group AB(a)	19,578	241,523
Inwido AB(a)	6,669	46,035
NCC AB, Class B	33,556	542,436
New Wave Group AB, Class B(a)	9,514	31,808
RaySearch Laboratories AB(a)	4,874	45,184
Sandvik AB(a)	6,713	125,209
SKF AB, Class B	18,665	346,306
SwedenCare AB	1,451	17,818
Swedish Match AB	9,400	660,019
Telefonaktiebolaget LM Ericsson, Class B	2,792	25,783
Thule Group AB(b)	16,165	407,561
Total Sweden		8,328,371
SWITZERLAND - 4.4%
ABB Ltd.	31,628	710,920
Adecco Group AG	12,071	565,572
AEVIS VICTORIA S.A.(a)	199	2,581
Alcon, Inc.(a)	50,598	2,899,074
Bobst Group S.A.	5,060	298,492
Cavotec S.A.(a)	6,710	13,311
Credit Suisse Group AG	34,728	358,334
Gurit Holding AG	270	392,704
Huber + Suhner AG	5,032	354,385
LEM Holding S.A.	288	425,370
Nestle S.A.	18,770	2,073,619
Novartis AG	41,248	3,584,066
Orell Fuessli Holding AG	121	11,366
Phoenix Mecano AG	42	16,909
Roche Holding AG	5,430	1,880,037
Sika AG	8,745	1,680,878
Swatch Group AG (The)	1,887	375,982
UBS Group AG	63,500	729,523
Valiant Holding AG	2,981	278,141
Valora Holding AG(a)	1,825	348,652
Zehnder Group AG	1,028	40,324
Total Switzerland		17,040,240
TAIWAN - 2.1%
Accton Technology Corp.	24,000	185,054
ASE Technology Holding Co., Ltd., ADR	56,298	255,593
CTBC Financial Holding Co., Ltd.	336,000	231,223
Delta Electronics, Inc.	74,000	422,260
Hon Hai Precision Industry Co., Ltd., GDR	91,463	546,491
MediaTek, Inc.	20,000	391,316
Merida Industry Co., Ltd.	64,000	434,886
Paiho Shih Holdings Corp.	228,240	236,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
TAIWAN (continued)
Sea Ltd., ADR(a)	416	$44,612
Sinmag Equipment Corp.	83,000	246,428
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	74,363	4,221,588
Tong Yang Industry Co., Ltd.	227,000	280,073
TOPBI International Holdings Ltd.	79,380	140,928
Uni-President Enterprises Corp.	95,000	229,235
Zhen Ding Technology Holding Ltd.	31,000	134,613
Total Taiwan		8,000,488
THAILAND - 0.0% (c)
Kasikornbank PCL	48,900	147,535
Sahamitr Pressure Container PCL	127,300	34,185
Total Thailand		181,720
TURKEY - 0.1%
BIM Birlesik Magazalar A/S	20,824	206,568
KOC Holding A/S	43,420	113,992
Total Turkey		320,560
UNITED ARAB EMIRATES - 0.0% (c)
Emaar Properties PJSC(a)	151,749	114,037
UNITED STATES - 1.5%
Aon PLC, Class A	4,146	798,520
Carnival PLC	21,000	258,413
Mettler-Toledo International, Inc.(a)	1,775	1,429,851
ResMed, Inc.	8,160	1,566,720
Spotify Technology S.A.(a)	535	138,132
STERIS PLC	9,845	1,510,617
Total United States		5,702,253
TOTAL COMMON STOCKS (Cost: $215,497,674)		223,148,073
EXCHANGE-TRADED FUND - 39.3%
iShares Core MSCI Total International Stock ETF (Cost: $153,786,395)	2,758,284	150,381,644
RIGHTS - 0.0% (c)
CHINA - 0.0% (c)
Legend Holdings Corp., Class H(a) (Cost: $0)	284	0
PREFERRED STOCKS - 0.2%
BRAZIL - 0.0% (c)
Lojas Americanas S.A., 0.52%	41	242
GERMANY - 0.2%
Volkswagen AG, 0.00%	4,180	632,134
TOTAL PREFERRED STOCKS (Cost: $654,178)		632,376
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.05%(d) (Cost $7,830,420)	7,830,420	7,830,420
TOTAL INVESTMENTS - 99.7% (Cost: $377,768,667)		381,992,513
OTHER ASSETS AND LIABILITIES, NET - 0.3%		1,049,516
NET ASSETS - 100.0%		$383,042,029

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2020, the value of these securities was $2,545,759, representing 0.7% of net assets.
(c)	Amount is less than 0.05%.
(d)	The rate shown is the annualized seven-day yield as of June 30, 2020.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*
Argentina	$3,327,959	$—	$—	$3,327,959
Australia	—	5,889,415	—	5,889,415
Austria	—	599,228	—	599,228
Belgium	—	1,713,304	—	1,713,304
Brazil	3,677,385	—	—	3,677,385
Britain	1,474,976	17,556,731	—	19,031,707
Canada	11,030,595	—	—	11,030,595
Chile	201,523	—	—	201,523
China	5,045,723	13,549,048	—	18,594,771
Colombia	66,775	—	—	66,775
Egypt	106,497	—	—	106,497
Finland	11,704	2,348,688	—	2,360,392
France	—	18,711,990	—	18,711,990
Germany	—	11,745,151	—	11,745,151
Hong Kong	—	6,853,008	—	6,853,008
Hungary	—	469,921	—	469,921
India	2,991,680	226,949	—	3,218,629
Indonesia	444,973	345,591	—	790,564
Ireland	6,766,301	4,550,550	—	11,316,851
Israel	1,349,222	323,763	—	1,672,985
Italy	—	2,632,304	—	2,632,304
Japan	—	26,536,066	—	26,536,066
Luxembourg	129,158	212,439	—	341,597
Mexico	2,633,371	—	—	2,633,371
Netherlands	2,836,089	8,120,786	—	10,956,875
New Zealand	—	196,500	—	196,500
Norway	—	1,538,508	—	1,538,508
Peru	184,866	—	—	184,866
Poland	—	206,168	—	206,168
Portugal	—	475,397	—	475,397
Russia	1,696,382	1,285,378	—	2,981,760
Singapore	—	1,287,631	—	1,287,631
South Africa	134,121	1,354,919	—	1,489,040
South Korea	894,533	8,025,722	—	8,920,255
Spain	—	1,701,416	—	1,701,416
Sweden	—	8,328,371	—	8,328,371
Switzerland	—	17,040,240	—	17,040,240
Taiwan	5,068,284	2,932,204	—	8,000,488
Thailand	181,720	—	—	181,720
Turkey	—	320,560	—	320,560
United Arab Emirates	—	114,037	—	114,037
United States	5,443,840	258,413	—	5,702,253
Exchange-Traded Fund	150,381,644	—	—	150,381,644
Preferred Stocks	242	632,134	—	632,376
Money Market Fund	7,830,420	—	—	7,830,420
Total Investments in Securities	$213,909,983	$168,082,530	$—	$381,992,513

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND

Investments	Principal Amount	Value
CORPORATE BONDS - 33.6%
BASIC MATERIALS - 1.3%
Allegheny Technologies, Inc., 5.88%, 12/1/27	$50,000	$46,367
Anglo American Capital PLC, 5.38%, 4/1/25 (a)	200,000	225,889
Arconic Corp., 6.00%, 5/15/25 (a)	25,000	25,719
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25 (a)	50,000	47,750
Chemours Co. (The), 7.00%, 5/15/25	25,000	23,921
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23 (a)	89,000	92,981
Cleveland-Cliffs, Inc., 5.88%, 6/1/27	100,000	82,625
Cleveland-Cliffs, Inc., 9.88%, 10/17/25 (a)	25,000	26,224
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (b)	340,000	348,751
Coeur Mining, Inc., 5.88%, 6/1/24	75,000	72,000
Compass Minerals International, Inc., 6.75%, 12/1/27 (a)	50,000	52,500
Domtar Corp., 6.75%, 2/15/44	212,000	233,086
DuPont de Nemours, Inc., 2.17%, 5/1/23	1,075,000	1,095,156
DuPont de Nemours, Inc., Senior Note, 3.77%, 11/15/20	65,000	65,741
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	148,000	153,839
Element Solutions, Inc., 5.88%, 12/1/25 (a)	50,000	50,484
First Quantum Minerals Ltd., 6.50%, 3/1/24 (a)	200,000	188,500
Freeport-McMoRan, Inc., 4.13%, 3/1/28	75,000	72,750
Freeport-McMoRan, Inc., 4.25%, 3/1/30	100,000	97,000
Freeport-McMoRan, Inc., 5.00%, 9/1/27	25,000	25,117
Freeport-McMoRan, Inc., 5.45%, 3/15/43	100,000	98,000
Georgia-Pacific LLC, 2.30%, 4/30/30 (a)	129,000	134,391
Georgia-Pacific LLC, 5.40%, 11/1/20 (a)	327,000	332,208
Hudbay Minerals, Inc., 7.63%, 1/15/25 (a)	50,000	47,875
Huntsman International LLC, 4.50%, 5/1/29	163,000	171,610
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 7/1/28 (a)	25,000	26,063
Innophos Holdings, Inc., 9.38%, 2/15/28 (a)	50,000	49,000
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	1,179,431
Inversiones CMPC S.A., 4.38%, 4/4/27 (a)	500,000	533,750
Kaiser Aluminum Corp., 4.63%, 3/1/28 (a)	50,000	47,816
Kaiser Aluminum Corp., 6.50%, 5/1/25 (a)	75,000	77,812
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25 (a)	50,000	50,250
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	355,402
Mercer International, Inc., 7.38%, 1/15/25	50,000	49,750
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	50,000	48,750
Minerals Technologies, Inc., 5.00%, 7/1/28 (a)	25,000	25,375
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,494,476
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27 (a)	75,000	65,840
Novelis Corp., 4.75%, 1/30/30 (a)	75,000	71,625
Novelis Corp., 5.88%, 9/30/26 (a)	100,000	99,764
Olin Corp., 5.00%, 2/1/30	25,000	22,125
Olin Corp., 5.63%, 8/1/29	50,000	46,001
Olin Corp., 9.50%, 6/1/25 (a)	25,000	27,875
PolyOne Corp., 5.75%, 5/15/25 (a)	50,000	51,437
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	178,000
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (a)	25,000	25,563
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	118,369
Steel Dynamics, Inc., 2.40%, 6/15/25	500,000	514,968
Steel Dynamics, Inc., 3.45%, 4/15/30	114,000	119,145
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22 (a)	50,000	41,750
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	151,000	170,938
TPC Group, Inc., 10.50%, 8/1/24 (a)	100,000	89,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (a)	75,000	71,062
Tronox Finance PLC, 5.75%, 10/1/25 (a)	50,000	46,250
Tronox, Inc., 6.50%, 4/15/26 (a)	25,000	23,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
BASIC MATERIALS (continued)
Westlake Chemical Corp., 3.38%, 6/15/30	$164,000	$167,639
WR Grace & Co-Conn, 4.88%, 6/15/27 (a)	25,000	25,326
Total Basic Materials		9,724,911
COMMUNICATIONS - 2.3%
Amazon.com, Inc., 4.80%, 12/5/34	62,000	84,410
AMC Networks, Inc., 5.00%, 4/1/24	25,000	24,750
AT&T, Inc., 1.50%, 6/12/24 (3 month USD LIBOR + 1.18%)(c)	270,000	270,534
AT&T, Inc., 4.30%, 2/15/30	50,000	58,416
AT&T, Inc., 4.55%, 3/9/49	150,000	176,782
AT&T, Inc., 4.85%, 3/1/39	1,230,000	1,483,084
AT&T, Inc., 4.85%, 7/15/45	276,000	327,850
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	108,000	128,123
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	175,000	205,354
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	259,000	306,709
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	300,000	359,355
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32 (a)	50,000	50,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 6/1/29 (a)	25,000	26,375
CenturyLink, Inc., 4.00%, 2/15/27 (a)	185,000	179,067
CenturyLink, Inc., 5.13%, 12/15/26 (a)	50,000	49,875
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	100,000	107,479
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 4/1/31	275,000	278,638
Charter Communications Operating LLC/Charter Communications OperatingCapital, 3.70%, 4/1/51	33,000	32,101
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	325,000	368,357
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	21,000	25,571
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	472,158
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	564,000	744,002
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27 (a)	150,000	144,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	43,000	39,888
Comcast Corp., 3.30%, 2/1/27	127,000	142,390
Comcast Corp., 3.75%, 4/1/40	55,000	64,694
Comcast Corp., 3.90%, 3/1/38	52,000	61,727
Comcast Corp., 4.00%, 3/1/48	600,000	736,678
Comcast Corp., 4.15%, 10/15/28	260,000	312,791
Comcast Corp., 4.25%, 10/15/30	90,000	110,190
Comcast Corp., 4.60%, 10/15/38	138,000	175,741
CommScope Technologies LLC, 6.00%, 6/15/25 (a)	100,000	96,570
CommScope, Inc., 6.00%, 3/1/26 (a)	75,000	76,875
CommScope, Inc., 7.13%, 7/1/28 (a)	25,000	24,940
CommScope, Inc., 8.25%, 3/1/27 (a)	50,000	51,385
Corning, Inc., 5.45%, 11/15/79	222,000	264,984
Cox Communications, Inc., 3.50%, 8/15/27 (a)	600,000	662,255
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47 (a)	150,000	189,901
CSC Holdings LLC, 5.75%, 1/15/30 (a)	200,000	208,898
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26 (a)	150,000	108,726
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27 (a)	50,000	26,800
Discovery Communications LLC, 5.00%, 9/20/37	500,000	591,623
Discovery Communications LLC, 5.20%, 9/20/47	197,000	229,110
Discovery Communications LLC, 5.30%, 5/15/49	65,000	79,285
DISH DBS Corp., 5.88%, 11/15/24	25,000	24,852
DISH DBS Corp., 6.75%, 6/1/21	25,000	25,469
DISH DBS Corp., 7.38%, 7/1/28 (a)	50,000	49,687
Embarq Corp., 8.00%, 6/1/36	100,000	112,300
EW Scripps Co. (The), 5.13%, 5/15/25 (a)	25,000	23,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Frontier Communications Corp., 8.00%, 4/1/27 (a)(d)	$25,000	$25,375
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22 (d)	450,000	155,250
GCI LLC, 6.63%, 6/15/24 (a)	50,000	52,323
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27 (a)	75,000	76,312
Gray Television, Inc., 5.13%, 10/15/24 (a)	75,000	75,000
Gray Television, Inc., 5.88%, 7/15/26 (a)	72,000	71,730
Gray Television, Inc., Senior Note, 7.00%, 5/15/27 (a)	25,000	25,625
Hughes Satellite Systems Corp., 5.25%, 8/1/26	25,000	25,855
Hughes Satellite Systems Corp., 6.63%, 8/1/26	50,000	51,894
iHeartCommunications, Inc., 4.75%, 1/15/28 (a)	50,000	46,125
iHeartCommunications, Inc., 5.25%, 8/15/27 (a)	25,000	23,938
iHeartCommunications, Inc., 6.38%, 5/1/26	25,000	24,750
iHeartCommunications, Inc., 8.38%, 5/1/27	25,000	22,909
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25 (a)(d)	250,000	153,575
Lamar Media Corp., 3.75%, 2/15/28 (a)	25,000	23,570
Lamar Media Corp., 4.00%, 2/15/30 (a)	25,000	23,930
Lamar Media Corp., 4.88%, 1/15/29 (a)	25,000	25,125
Level 3 Financing, Inc., 3.40%, 3/1/27 (a)	500,000	527,565
Level 3 Financing, Inc., 4.25%, 7/1/28 (a)	50,000	49,934
Level 3 Financing, Inc., 5.63%, 2/1/23	100,000	100,070
Netflix, Inc., 5.38%, 11/15/29 (a)	25,000	27,459
Netflix, Inc., 6.38%, 5/15/29	75,000	87,375
Nexstar Broadcasting, Inc., 5.63%, 7/15/27 (a)	75,000	75,004
Omnicom Group, Inc., 2.45%, 4/30/30	109,000	111,188
Omnicom Group, Inc., 4.20%, 6/1/30	31,000	36,043
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30 (a)	50,000	45,831
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27 (a)	25,000	22,500
Scripps Escrow, Inc., 5.88%, 7/15/27 (a)	25,000	23,688
Sinclair Television Group, Inc., 5.50%, 3/1/30 (a)	25,000	23,125
Sinclair Television Group, Inc., 5.88%, 3/15/26 (a)	100,000	98,500
Sirius XM Radio, Inc., 5.00%, 8/1/27 (a)	50,000	51,291
Sirius XM Radio, Inc., 5.50%, 7/1/29 (a)	125,000	132,221
Sprint Capital Corp., 8.75%, 3/15/32	75,000	107,212
Sprint Corp., 7.13%, 6/15/24	25,000	28,229
Sprint Corp., 7.88%, 9/15/23	250,000	281,562
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23 (a)	75,000	75,913
T-Mobile USA, Inc., 3.88%, 4/15/30 (a)	190,000	211,768
T-Mobile USA, Inc., 4.38%, 4/15/40 (a)	527,000	609,591
T-Mobile USA, Inc., 6.50%, 1/15/26	125,000	130,609
TEGNA, Inc., 4.63%, 3/15/28 (a)	50,000	46,000
TEGNA, Inc., 5.00%, 9/15/29 (a)	50,000	47,110
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	338,489
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (a)	50,000	49,250
Time Warner Cable LLC, 6.55%, 5/1/37	8,000	10,522
Townsquare Media, Inc., 6.50%, 4/1/23 (a)	75,000	64,500
Uber Technologies, Inc., 7.50%, 11/1/23 (a)	75,000	75,750
Uber Technologies, Inc., 7.50%, 9/15/27 (a)	75,000	75,000
Uber Technologies, Inc., 8.00%, 11/1/26 (a)	75,000	76,350
Univision Communications, Inc., 5.13%, 2/15/25 (a)	50,000	47,094
Univision Communications, Inc., 6.63%, 6/1/27 (a)	50,000	47,750
Univision Communications, Inc., 9.50%, 5/1/25 (a)	25,000	26,500
Verizon Communications, Inc., 3.15%, 3/22/30	60,000	67,820
Verizon Communications, Inc., 4.00%, 3/22/50	24,000	30,214
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	55,000	68,092
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	58,000	72,071
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	543,760
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	158,000	213,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
ViacomCBS, Inc., 4.38%, 3/15/43	$518,000	$541,487
ViacomCBS, Inc., 4.95%, 5/19/50	107,000	119,134
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	147,781
Walt Disney Co. (The), 3.50%, 5/13/40	157,000	171,075
Total Communications		17,034,740
CONSUMER, CYCLICAL - 3.1%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25 (a)	150,000	149,250
Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (a)	25,000	24,625
Adams Homes, Inc., 7.50%, 2/15/25 (a)	50,000	49,125
Adient US LLC, 9.00%, 4/15/25 (a)	50,000	53,860
Advance Auto Parts, Inc., 3.90%, 4/15/30 (a)	119,000	127,278
Air Canada, 7.75%, 4/15/21 (a)	75,000	75,000
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28 (a)	75,000	68,674
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	100,000	32,000
American Airlines Group, Inc., 5.00%, 6/1/22 (a)	75,000	43,500
American Airlines, Inc., 11.75%, 7/15/25 (a)	75,000	70,484
Aramark Services, Inc., 5.00%, 4/1/25 (a)	25,000	24,625
Arrow Bidco LLC, 9.50%, 3/15/24 (a)	25,000	19,500
Asbury Automotive Group, Inc., 4.50%, 3/1/28 (a)	13,000	12,610
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 1/15/28 (a)	25,000	24,563
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25 (a)	100,000	98,250
AutoNation, Inc., 4.75%, 6/1/30	48,000	52,003
AutoZone, Inc., 3.75%, 4/18/29	360,000	409,024
Beacon Roofing Supply, Inc., 4.50%, 11/15/26 (a)	25,000	24,586
Beacon Roofing Supply, Inc., 4.88%, 11/1/25 (a)	50,000	44,625
Beazer Homes USA, Inc., 6.75%, 3/15/25	25,000	24,547
Beazer Homes USA, Inc., 7.25%, 10/15/29	25,000	24,188
BMW US Capital LLC, 3.10%, 4/12/21 (a)	187,000	190,032
BMW US Capital LLC, 3.15%, 4/18/24 (a)	1,000,000	1,070,406
Boyd Gaming Corp., 6.00%, 8/15/26	125,000	116,250
Boyd Gaming Corp., 6.38%, 4/1/26	75,000	71,250
Boyd Gaming Corp., 8.63%, 6/1/25 (a)	25,000	26,125
Boyne USA, Inc., Secured Note, 7.25%, 5/1/25 (a)	25,000	26,188
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25 (a)	25,000	26,125
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (a)	150,000	130,500
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (a)	25,000	25,998
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	25,000	23,672
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 5/1/25 (a)	25,000	25,125
Century Communities, Inc., 5.88%, 7/15/25	50,000	49,750
Century Communities, Inc., 6.75%, 6/1/27	50,000	50,250
Churchill Downs, Inc., 5.50%, 4/1/27 (a)	50,000	48,630
Cinemark USA, Inc., 5.13%, 12/15/22	100,000	88,250
Colt Merger Sub, Inc., 5.75%, 7/1/25 (a)	25,000	25,125
Colt Merger Sub, Inc., 6.25%, 7/1/25 (a)	75,000	74,415
Colt Merger Sub, Inc., 8.13%, 7/1/27 (a)	75,000	72,937
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26 (a)	75,000	77,625
Dana, Inc., 5.38%, 11/15/27	75,000	74,437
Dana, Inc., 5.63%, 6/15/28	25,000	24,817
Darden Restaurants, Inc., 4.55%, 2/15/48	136,000	129,383
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (a)	25,000	23,156
Delta Air Lines 2020-1 Class A Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	600,000	538,065
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	500,000	476,554
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	449,122	395,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	$150,000	$132,455
Delta Air Lines, Inc., 3.63%, 3/15/22	25,000	23,680
Delta Air Lines, Inc., 3.75%, 10/28/29	450,000	360,000
Delta Air Lines, Inc., 7.00%, 5/1/25 (a)	75,000	77,420
Delta Air Lines, Inc., 7.38%, 1/15/26	25,000	24,185
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23 (a)	50,000	42,250
Eldorado Resorts, Inc., 6.00%, 9/15/26	25,000	27,008
Eldorado Resorts, Inc., 7.00%, 8/1/23	25,000	25,693
Enterprise Development Authority (The), 12.00%, 7/15/24 (a)	100,000	100,500
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	41,250
Ford Motor Co., 8.50%, 4/21/23	100,000	105,750
Ford Motor Co., 9.00%, 4/22/25	150,000	162,187
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	675,000	646,501
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	195,076
Forestar Group, Inc., 5.00%, 3/1/28 (a)	25,000	24,500
Forestar Group, Inc., 8.00%, 4/15/24 (a)	75,000	77,625
Gap, Inc. (The), 8.63%, 5/15/25 (a)	25,000	26,469
General Motors Co., 6.80%, 10/1/27	102,000	118,842
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	217,783
Golden Entertainment, Inc., 7.63%, 4/15/26 (a)	75,000	69,000
Golden Nugget, Inc., 6.75%, 10/15/24 (a)	50,000	35,937
Golden Nugget, Inc., 8.75%, 10/1/25 (a)	350,000	197,750
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	175,000	187,469
Group 1 Automotive, Inc., 5.00%, 6/1/22	25,000	24,844
H&E Equipment Services, Inc., 5.63%, 9/1/25	100,000	100,979
Harley-Davidson Financial Services, Inc., 3.35%, 6/8/25 (a)	1,500,000	1,532,936
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26	100,000	99,563
Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25 (a)	25,000	24,906
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (a)	25,000	25,250
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	520,372
Home Depot, Inc. (The), 2.70%, 4/15/30	475,000	521,469
Home Depot, Inc. (The), 3.35%, 4/15/50	54,000	61,583
Hyundai Capital America, 3.40%, 6/20/24 (a)	153,000	157,805
IAA, Inc., 5.50%, 6/15/27 (a)	25,000	25,845
Installed Building Products, Inc., 5.75%, 2/1/28 (a)	50,000	50,000
IRB Holding Corp., 6.75%, 2/15/26 (a)	25,000	23,875
IRB Holding Corp., 7.00%, 6/15/25 (a)	25,000	25,719
Jacobs Entertainment, Inc., Secured Note, 7.88%, 2/1/24 (a)	75,000	66,075
KAR Auction Services, Inc., 5.13%, 6/1/25 (a)	25,000	24,625
KB Home, 6.88%, 6/15/27	50,000	54,500
KB Home, 7.63%, 5/15/23	25,000	27,232
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27 (a)	100,000	102,500
Kohl's Corp., 5.55%, 7/17/45	126,000	112,468
L Brands, Inc., 5.25%, 2/1/28	75,000	59,337
L Brands, Inc., 5.63%, 10/15/23	75,000	70,881
L Brands, Inc., 6.75%, 7/1/36	100,000	82,000
L Brands, Inc., 6.88%, 7/1/25 (a)	25,000	25,813
L Brands, Inc., 6.88%, 11/1/35	25,000	20,798
L Brands, Inc., 9.38%, 7/1/25 (a)	25,000	25,031
Lear Corp., 5.25%, 5/15/49	98,000	101,257
Lions Gate Capital Holdings LLC, 6.38%, 2/1/24 (a)	75,000	73,125
Lithia Motors, Inc., 4.63%, 12/15/27 (a)	50,000	49,500
Live Nation Entertainment, Inc., 5.63%, 3/15/26 (a)	100,000	91,000
Lowe's Cos., Inc., 5.00%, 4/15/40	1,425,000	1,851,243
LTF Merger Sub, Inc., 8.50%, 6/15/23 (a)	172,000	142,330
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28 (a)	25,000	22,697
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	25,000	25,188
Mattel, Inc., 6.75%, 12/31/25 (a)	50,000	51,875
McDonald's Corp., 3.63%, 9/1/49	65,000	72,035
McDonald's Corp., 4.20%, 4/1/50	68,000	82,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Meritage Homes Corp., 7.00%, 4/1/22	$50,000	$52,625
MGM Resorts International, 5.50%, 4/15/27	33,000	31,905
MGM Resorts International, 6.00%, 3/15/23	125,000	126,250
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (a)	150,000	124,500
Murphy Oil USA, Inc., 4.75%, 9/15/29	50,000	51,125
Navistar International Corp., 9.50%, 5/1/25 (a)	25,000	26,781
Navistar International Corp., Senior Note, 6.63%, 11/1/25 (a)	75,000	71,062
Newell Brands, Inc., 4.70%, 4/1/26	50,000	52,369
Newell Brands, Inc., 5.88%, 4/1/36	100,000	106,625
Newell Brands, Inc., 6.00%, 4/1/46	50,000	52,890
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (a)	119,000	117,165
PACCAR Financial Corp., 0.80%, 6/8/23	90,000	90,345
Performance Food Group, Inc., 5.50%, 6/1/24 (a)	50,000	49,500
Performance Food Group, Inc., 5.50%, 10/15/27 (a)	25,000	24,125
PetSmart, Inc., 7.13%, 3/15/23 (a)	150,000	147,912
Picasso Finance Sub, Inc., 6.13%, 6/15/25 (a)	25,000	25,469
PriSo Acquisition Corp., 9.00%, 5/15/23 (a)	100,000	89,000
QVC, Inc., 4.75%, 2/15/27	50,000	48,350
Rite Aid Corp., 6.13%, 4/1/23 (a)	66,000	64,185
Rite Aid Corp., 7.50%, 7/1/25 (a)	34,000	34,000
Ross Stores, Inc., 5.45%, 4/15/50	119,000	154,800
Sabre GLBL, Inc., 9.25%, 4/15/25 (a)	50,000	52,687
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	194,328
Scientific Games International, Inc., 7.00%, 5/15/28 (a)	75,000	60,000
Scientific Games International, Inc., 7.25%, 11/15/29 (a)	25,000	20,000
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 2/15/28 (a)	25,000	23,750
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/1/27 (a)	25,000	22,750
Staples, Inc., 7.50%, 4/15/26 (a)	100,000	78,575
Staples, Inc., 10.75%, 4/15/27 (a)	125,000	76,236
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	533,244
Target Corp., 2.25%, 4/15/25	800,000	855,778
Taylor Morrison Communities, Inc., 5.88%, 1/31/25 (a)	25,000	25,375
Taylor Morrison Communities, Inc., 6.63%, 7/15/27 (a)	50,000	51,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	153,750
Tenneco, Inc., 5.38%, 12/15/24	75,000	50,906
Tesla, Inc., 5.30%, 8/15/25 (a)	125,000	124,870
Titan International, Inc., 6.50%, 11/30/23	50,000	32,651
TJX Cos., Inc. (The), 3.75%, 4/15/27	112,000	127,765
Toyota Motor Credit Corp., 2.15%, 2/13/30	1,075,000	1,130,390
TRI Pointe Group, Inc., 5.70%, 6/15/28	25,000	25,375
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	50,000	51,598
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27 (a)	75,000	71,250
United Airlines Holdings, Inc., 4.25%, 10/1/22	50,000	42,500
United Airlines Holdings, Inc., 6.00%, 12/1/20	25,000	24,813
Univar Solutions USA, Inc., 5.13%, 12/1/27 (a)	75,000	75,871
VF Corp., 2.40%, 4/23/25	775,000	816,232
VF Corp., 2.80%, 4/23/27	800,000	849,078
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25 (a)	100,000	57,000
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25 (a)	285,000	306,005
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20 (a)	215,000	217,039
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (a)	215,000	223,821
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	166,000	167,336
Williams Scotsman International, Inc., 6.88%, 8/15/23 (a)	75,000	76,984
Wyndham Destinations, Inc., 4.63%, 3/1/30 (a)	25,000	23,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (a)	125,000	108,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
 June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)	$25,000	$22,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29 (a)	25,000	22,344
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 4/15/25 (a)	50,000	50,360
Total Consumer, Cyclical		23,068,142
CONSUMER, NON-CYCLICAL - 5.0%
AbbVie, Inc., 4.05%, 11/21/39 (a)	41,000	47,552
AbbVie, Inc., 4.25%, 11/21/49 (a)	1,024,000	1,227,481
AbbVie, Inc., 4.55%, 3/15/35 (a)	380,000	467,938
AbbVie, Inc., 4.75%, 3/15/45 (a)	150,000	185,668
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	246,660
Acadia Healthcare Co., Inc., 5.50%, 7/1/28 (a)	25,000	25,063
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23 (a)	100,000	48,000
Air Methods Corp., Senior Note, 8.00%, 5/15/25 (a)	100,000	70,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P. Albertsons LLC, 4.63%, 1/15/27 (a)	25,000	25,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P. Albertsons LLC, 5.75%, 3/15/25	25,000	25,547
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.88%, 2/15/28 (a)	25,000	25,794
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 6/15/24	100,000	102,500
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26 (a)	100,000	105,000
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (a)	100,000	105,375
Allina Health System, 3.89%, 4/15/49	90,000	107,673
Altria Group, Inc., 2.85%, 8/9/22	155,000	161,493
Altria Group, Inc., 3.40%, 5/6/30	185,000	199,004
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	112,162
Amgen, Inc., 2.20%, 2/21/27	585,000	616,865
Amgen, Inc., 3.15%, 2/21/40	454,000	482,581
Amgen, Inc., 3.38%, 2/21/50	83,000	90,878
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	239,000	292,328
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	126,329
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	178,000	207,799
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	252,623
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	475,175
Archer-Daniels-Midland Co., 2.75%, 3/27/25	55,000	59,667
Ascension Health, 2.53%, 11/15/29	630,000	675,520
Ascension Health, 3.11%, 11/15/39	120,000	131,305
ASGN, Inc., 4.63%, 5/15/28 (a)	50,000	48,831
Avantor, Inc., Senior Note, 9.00%, 10/1/25 (a)	100,000	107,750
Avery Dennison Corp., 2.65%, 4/30/30	55,000	56,358
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (a)	25,000	20,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27 (a)	25,000	19,138
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 6.38%, 4/1/24 (a)	25,000	20,531
Bausch Health Americas, Inc., Senior Note, 8.50%, 1/31/27 (a)	75,000	79,594
Bausch Health Cos., Inc., 5.88%, 5/15/23 (a)	7,000	6,983
Bausch Health Cos., Inc., 6.13%, 4/15/25 (a)	150,000	152,140
Bausch Health Cos., Inc., 9.00%, 12/15/25 (a)	150,000	161,581
Baxter International, Inc., 3.75%, 10/1/25 (a)	254,000	289,390
Bayer US Finance II LLC, 3.50%, 6/25/21 (a)	200,000	204,895
Becton Dickinson and Co., 2.82%, 5/20/30	91,000	96,460
Biogen, Inc., 3.15%, 5/1/50	230,000	221,439
Brink's Co. (The), 5.50%, 7/15/25 (a)	25,000	25,463
Bristol-Myers Squibb Co., 3.63%, 5/15/24 (a)	188,000	207,040
Bristol-Myers Squibb Co., 3.90%, 2/20/28 (a)	400,000	470,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
 June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Bristol-Myers Squibb Co., 4.13%, 6/15/39 (a)	$40,000	$51,081
Bristol-Myers Squibb Co., 4.25%, 10/26/49 (a)	145,000	192,522
Bristol-Myers Squibb Co., 4.63%, 5/15/44 (a)	127,000	169,978
Bristol-Myers Squibb Co., 5.00%, 8/15/45 (a)	85,000	119,808
Campbell Soup Co., 3.13%, 4/24/50	119,000	121,698
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	164,733
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 5/1/25 (a)	25,000	24,250
Centene Corp., 4.25%, 12/15/27	100,000	103,191
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (a)	50,000	48,250
CHS/Community Health Systems, Inc., 6.63%, 2/15/25 (a)	50,000	47,000
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	50,000	40,000
CHS/Community Health Systems, Inc., 6.88%, 4/1/28 (a)	35,000	12,950
CHS/Community Health Systems, Inc., 8.00%, 3/15/26 (a)	75,000	70,890
CHS/Community Health Systems, Inc., 8.00%, 12/15/27 (a)	14,000	13,373
CHS/Community Health Systems, Inc., Secured Note, 8.13%, 6/30/24 (a)	50,000	33,500
CHS/Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24 (a)	100,000	97,788
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,167,176
Cigna Corp., 4.38%, 10/15/28	190,000	224,852
Cigna Corp., 4.50%, 2/25/26 (a)	400,000	465,344
Cigna Corp., 4.90%, 12/15/48	59,000	77,985
Coca-Cola Co. (The), 2.75%, 6/1/60	115,000	116,153
Coca-Cola Co. (The), 2.95%, 3/25/25	128,000	141,047
Conagra Brands, Inc., 7.00%, 10/1/28	125,000	167,198
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	5,000	6,901
Conagra Brands, Inc., Senior Note, 4.60%, 11/1/25	95,000	109,501
Constellation Brands, Inc., 3.75%, 5/1/50	84,000	91,234
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22 (a)	50,000	49,750
CVS Health Corp., 4.25%, 4/1/50	59,000	70,967
CVS Health Corp., 5.13%, 7/20/45	390,000	502,332
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	81,000	100,621
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	154,000	200,318
Darling Ingredients, Inc., 5.25%, 4/15/27 (a)	25,000	25,695
DaVita, Inc., 4.63%, 6/1/30 (a)	25,000	24,863
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	87,338
Edgewell Personal Care Co., 5.50%, 6/1/28 (a)	50,000	51,437
Encompass Health Corp., 4.75%, 2/1/30	25,000	23,875
Envision Healthcare Corp., 8.75%, 10/15/26 (a)	75,000	35,625
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	317,297
Ford Foundation (The), 2.82%, 6/1/70	1,110,000	1,150,411
Gartner, Inc., 4.50%, 7/1/28 (a)	25,000	25,293
General Mills, Inc., 2.88%, 4/15/30	400,000	434,870
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	109,000	117,526
Graham Holdings Co., 5.75%, 6/1/26 (a)	50,000	51,706
HCA, Inc., 5.25%, 6/15/26	83,000	95,534
HCA, Inc., 5.38%, 2/1/25	25,000	26,781
HCA, Inc., 5.88%, 2/15/26	50,000	54,875
HCA, Inc., 5.88%, 2/1/29	125,000	141,449
Hertz Corp. (The), 6.00%, 1/15/28 (a)(d)	50,000	15,625
Hertz Corp. (The), 7.13%, 8/1/26 (a)(d)	150,000	46,875
Humana, Inc., 4.88%, 4/1/30	193,000	237,999
IQVIA, Inc., 5.00%, 5/15/27 (a)	50,000	51,147
Keurig Dr Pepper, Inc., 3.80%, 5/1/50	88,000	100,387
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	488,464
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	477,517
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	36,574
Kraft Heinz Foods Co., 4.38%, 6/1/46	75,000	73,705
Kraft Heinz Foods Co., 4.88%, 10/1/49 (a)	245,000	249,395
Kraft Heinz Foods Co., 5.00%, 7/15/35	100,000	109,995
Kraft Heinz Foods Co., 5.20%, 7/15/45	100,000	108,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Kraft Heinz Foods Co., 5.50%, 6/1/50 (a)	$25,000	$26,639
Kraft Heinz Foods Co., 6.50%, 2/9/40	25,000	30,068
Kraft Heinz Foods Co., 6.88%, 1/26/39	25,000	30,876
Kroger Co. (The), 3.95%, 1/15/50	51,000	58,346
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23 (a)	25,000	23,938
LifePoint Health, Inc., 4.38%, 2/15/27 (a)	25,000	23,625
LifePoint Health, Inc., 6.75%, 4/15/25 (a)	25,000	25,813
Mars, Inc., 3.95%, 4/1/49 (a)	205,000	258,464
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	93,285
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	218,794
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	470,977
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	199,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22 (a)	100,000	86,350
MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (a)	75,000	69,750
Mylan, Inc., 3.13%, 1/15/23 (a)	480,000	504,472
Mylan, Inc., 4.55%, 4/15/28	101,000	116,021
Mylan, Inc., 5.20%, 4/15/48	275,000	338,161
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	1,000,000	1,014,700
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	247,000	280,301
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	56,119
Par Pharmaceutical, Inc., 7.50%, 4/1/27 (a)	111,000	113,908
PepsiCo, Inc., 2.25%, 3/19/25	128,000	136,918
PepsiCo, Inc., 2.63%, 3/19/27	1,000,000	1,092,979
PepsiCo, Inc., 2.88%, 10/15/49	1,103,000	1,193,685
Pfizer, Inc., 2.55%, 5/28/40	53,000	55,006
Pilgrim's Pride Corp., 5.75%, 3/15/25 (a)	100,000	99,708
Polaris Intermediate Corp., Senior Note, PIK (8.500% Cash or 9.250% PIK), 8.50%, 12/1/22 (a)(e)	75,000	66,000
Post Holdings, Inc., 4.63%, 4/15/30 (a)	25,000	24,533
Post Holdings, Inc., 5.75%, 3/1/27 (a)	75,000	77,625
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	800,289
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	61,243
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	171,826
Prestige Brands, Inc., 5.13%, 1/15/28 (a)	25,000	24,625
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (a)	25,000	25,563
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (a)	25,000	23,548
Procter & Gamble Co. (The), 2.80%, 3/25/27	450,000	501,297
Procter & Gamble Co. (The), 3.55%, 3/25/40	450,000	542,701
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	114,626
Refinitiv US Holdings, Inc., 8.25%, 11/15/26 (a)	50,000	54,148
Select Medical Corp., 6.25%, 8/15/26 (a)	25,000	25,274
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,250,000	1,323,962
Smithfield Foods, Inc., 4.25%, 2/1/27 (a)	77,000	78,615
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	106,000	114,640
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21 (a)	76,000	75,163
Spectrum Brands, Inc., 5.50%, 7/15/30 (a)	25,000	25,031
Sutter Health, 4.09%, 8/15/48	125,000	146,857
Sysco Corp., 2.40%, 2/15/30	110,000	108,709
Sysco Corp., 5.95%, 4/1/30	91,000	114,029
Sysco Corp., 6.60%, 4/1/40	102,000	138,056
Sysco Corp., 6.60%, 4/1/50	68,000	93,413
Tenet Healthcare Corp., 4.63%, 6/15/28 (a)	25,000	24,492
Tenet Healthcare Corp., 4.88%, 1/1/26 (a)	75,000	73,459
Tenet Healthcare Corp., 5.13%, 11/1/27 (a)	50,000	49,335
Tenet Healthcare Corp., 6.88%, 11/15/31	25,000	22,375
Tenet Healthcare Corp., Secured Note, 6.25%, 2/1/27 (a)	75,000	74,437
Trustees of Boston College, 3.13%, 7/1/52	169,000	194,989
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	93,257
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	771,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Tyson Foods, Inc., 5.10%, 9/28/48	$310,000	$402,979
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	1,063,625
Unilever Capital Corp., 2.13%, 9/6/29	675,000	712,335
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	72,275
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	386,250
United Rentals North America, Inc., 6.50%, 12/15/26	75,000	78,750
UnitedHealth Group, Inc., 1.25%, 1/15/26	155,000	157,868
UnitedHealth Group, Inc., 3.13%, 5/15/60	76,000	81,175
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	251,000	286,122
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	721,575
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	103,913
Upjohn, Inc., 3.85%, 6/22/40 (a)	250,000	268,120
Upjohn, Inc., 4.00%, 6/22/50 (a)	76,000	81,345
US Foods, Inc., 5.88%, 6/15/24 (a)	25,000	23,750
US Foods, Inc., 6.25%, 4/15/25 (a)	25,000	25,438
Vector Group Ltd., 6.13%, 2/1/25 (a)	225,000	216,000
Vector Group Ltd., Senior Note, 10.50%, 11/1/26 (a)	25,000	25,103
Verscend Escrow Corp., 9.75%, 8/15/26 (a)	75,000	80,812
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25 (a)	25,000	24,188
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,411,757
Total Consumer, Non-cyclical		37,227,954
ENERGY - 3.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	75,000	63,899
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27 (a)	25,000	19,750
Antero Resources Corp., 5.00%, 3/1/25	200,000	118,000
Apache Corp., 4.25%, 1/15/30	50,000	43,214
Apache Corp., 4.75%, 4/15/43	125,000	100,605
Apache Corp., 5.10%, 9/1/40	364,000	298,962
Apache Corp., 5.25%, 2/1/42	25,000	20,397
Apache Corp., 5.35%, 7/1/49	25,000	19,942
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28 (a)	50,000	45,765
Archrock Partners L.P./Archrock Partners Finance Corp., 6.88%, 4/1/27 (a)	25,000	23,550
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Note, 10.00%, 4/1/22 (a)	125,000	106,562
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	47,000	54,095
BP Capital Markets America, Inc., 3.00%, 2/24/50	79,000	77,785
BP Capital Markets America, Inc., 3.54%, 4/6/27	297,000	329,274
BP Capital Markets America, Inc., 3.63%, 4/6/30	126,000	142,303
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	311,959
Bruin E&P Partners LLC, 8.88%, 8/1/23 (a)	100,000	2,000
Callon Petroleum Co., 6.13%, 10/1/24	75,000	25,500
Callon Petroleum Co., 6.25%, 4/15/23	25,000	9,469
Callon Petroleum Co., 6.38%, 7/1/26	75,000	24,750
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	238,473
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	230,000	198,846
Centennial Resource Production LLC, 5.38%, 1/15/26 (a)	50,000	26,500
Centennial Resource Production LLC, 6.88%, 4/1/27 (a)	25,000	13,250
ChampionX Corp., 6.38%, 5/1/26	50,000	46,463
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23 (a)	50,000	5,000
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (a)	127,000	130,042
Chesapeake Energy Corp., 6.63%, 8/15/20 (d)	75,000	1,688
Chesapeake Energy Corp., 6.88%, 11/15/20 (d)	50,000	438
Chesapeake Energy Corp., 8.00%, 1/15/25 (d)	87,000	1,958
Chevron Corp., 1.55%, 5/11/25	237,000	243,452
Chevron Corp., 2.00%, 5/11/27	1,225,000	1,282,640
Chevron Corp., 2.98%, 5/11/40	1,575,000	1,684,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Citgo Holding, Inc., 9.25%, 8/1/24 (a)	$50,000	$49,750
CITGO Petroleum Corp., 6.25%, 8/15/22 (a)	25,000	24,844
CITGO Petroleum Corp., 7.00%, 6/15/25 (a)	25,000	25,031
CNX Midstream Partners L.P./CNX Midstream Finance Corp., Senior Note, 6.50%, 3/15/26 (a)	25,000	23,000
CNX Resources Corp., 5.88%, 4/15/22	51,000	50,107
CNX Resources Corp., 7.25%, 3/14/27 (a)	50,000	46,000
Colonial Enterprises, Inc., 3.25%, 5/15/30 (a)	557,000	603,777
Comstock Resources, Inc., 9.75%, 8/15/26	25,000	23,344
Comstock Resources, Inc., 9.75%, 8/15/26	25,000	23,385
Concho Resources, Inc., 4.30%, 8/15/28	90,000	98,852
Continental Resources, Inc., 3.80%, 6/1/24	775,000	731,143
Continental Resources, Inc., 4.50%, 4/15/23	75,000	71,641
Continental Resources, Inc., 5.00%, 9/15/22	100,000	98,419
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	25,000	22,250
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25 (a)	75,000	67,219
DCP Midstream Operating L.P., 4.75%, 9/30/21 (a)	25,000	25,451
DCP Midstream Operating L.P., 5.13%, 5/15/29	25,000	23,875
DCP Midstream Operating L.P., 5.38%, 7/15/25	50,000	49,625
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 5/15/25	25,000	23,125
Denbury Resources, Inc., 6.38%, 12/31/24 (a)	37,000	3,700
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21 (a)	100,000	38,750
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43 (d)	25,000	2,848
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25 (d)	100,000	10,375
Diamondback Energy, Inc., 4.75%, 5/31/25	57,000	60,959
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	200,502
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	107,000	99,285
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 7/15/25 (a)	25,000	25,196
Endeavor Energy Resources L.P./EER Finance, Inc., 5.50%, 1/30/26 (a)	25,000	23,938
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28 (a)	50,000	48,000
Energy Transfer Operating L.P., 4.90%, 3/15/35	150,000	150,442
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	123,475
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	477,132
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	106,160
Energy Transfer Operating L.P., 5.50%, 6/1/27	41,000	45,726
Energy Transfer Operating L.P., 6.13%, 12/15/45	105,000	109,182
Energy Transfer Operating L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(f)	100,000	76,750
EnLink Midstream LLC, 5.38%, 6/1/29	75,000	56,250
EnLink Midstream Partners L.P., 5.45%, 6/1/47	100,000	61,980
EnLink Midstream Partners L.P., 5.60%, 4/1/44	50,000	30,500
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	6,000	3,737
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	25,000	18,508
Enterprise Products Operating LLC, 4.25%, 2/15/48	91,000	98,983
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	229,884
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)(f)	96,000	89,760
EOG Resources, Inc., 4.38%, 4/15/30	72,000	85,707
EOG Resources, Inc., 4.95%, 4/15/50	79,000	102,770
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20 (d)	150,000	15
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24 (a)(d)	75,000	1
EQM Midstream Partners L.P., 5.50%, 7/15/28	75,000	71,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
EQM Midstream Partners L.P., 6.00%, 7/1/25 (a)	$25,000	$25,250
EQM Midstream Partners L.P., 6.50%, 7/1/27 (a)	25,000	25,608
EQM Midstream Partners L.P., Senior Note, 4.75%, 7/15/23	320,000	322,800
EQT Corp., 3.90%, 10/1/27	75,000	61,007
EQT Corp., 6.13%, 2/1/25	450,000	448,434
EQT Corp., 7.00%, 2/1/30	25,000	25,751
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	125,000	40,000
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	25,000	21,375
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/1/28	75,000	66,750
Gulfport Energy Corp., 6.00%, 10/15/24	100,000	51,000
Halliburton Co., 2.92%, 3/1/30	132,000	125,189
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22 (a)	1,000,000	1,025,259
Hess Midstream Operations L.P., 5.13%, 6/15/28 (a)	100,000	96,242
Hess Midstream Operations L.P., 5.63%, 2/15/26 (a)	25,000	24,737
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28 (a)	100,000	80,250
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 2/1/28 (a)	50,000	47,625
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26 (a)	50,000	46,500
Jagged Peak Energy LLC, 5.88%, 5/1/26	50,000	48,500
Laredo Petroleum, Inc., 9.50%, 1/15/25	25,000	17,281
Magellan Midstream Partners L.P., 3.25%, 6/1/30	430,000	455,481
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (a)	25,000	23,500
Marathon Oil Corp., 6.80%, 3/15/32	151,000	159,899
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	126,000	125,089
Matador Resources Co., 5.88%, 9/15/26	50,000	37,000
MEG Energy Corp., 7.00%, 3/31/24 (a)	15,000	12,863
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26 (a)	50,000	25,000
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	153,781
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	96,444
Murphy Oil Corp., 6.38%, 12/1/42	25,000	19,398
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	61,000	55,084
Murray Energy Corp., Secured Note, PIK (9.000% Cash and 3.000% PIK), 12.00%, 4/15/24 (a)(d)	180,991	2
Nabors Industries, Inc., 5.75%, 2/1/25	150,000	60,750
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23 (a)	25,000	12,188
Noble Energy, Inc., 4.95%, 8/15/47	87,000	77,439
Noble Energy, Inc., 5.05%, 11/15/44	50,000	45,435
Noble Energy, Inc., 5.25%, 11/15/43	201,000	184,272
Noble Holding International Ltd., 7.75%, 1/15/24	21,000	420
Noble Holding International Ltd., 7.88%, 2/1/26 (a)	100,000	26,000
NuStar Logistics L.P., 6.00%, 6/1/26	25,000	24,500
Oasis Petroleum, Inc., 6.88%, 3/15/22	100,000	16,500
Occidental Petroleum Corp., 2.60%, 8/13/21	25,000	24,432
Occidental Petroleum Corp., 2.60%, 4/15/22	25,000	23,820
Occidental Petroleum Corp., 3.50%, 6/15/25	25,000	21,125
Occidental Petroleum Corp., 4.10%, 2/1/21	25,000	25,100
Occidental Petroleum Corp., 4.30%, 8/15/39	50,000	34,485
Occidental Petroleum Corp., 4.40%, 4/15/46	25,000	17,430
Occidental Petroleum Corp., 4.85%, 3/15/21	50,000	49,625
Occidental Petroleum Corp., 5.55%, 3/15/26	25,000	22,818
Occidental Petroleum Corp., 6.45%, 9/15/36	96,000	82,167
Occidental Petroleum Corp., 6.60%, 3/15/46	25,000	21,762
Occidental Petroleum Corp., 6.95%, 7/1/24	25,000	24,516
Occidental Petroleum Corp., 7.50%, 5/1/31	100,000	92,971
Occidental Petroleum Corp., 7.88%, 9/15/31	50,000	47,344
Occidental Petroleum Corp., 8.00%, 7/15/25	25,000	25,094
Occidental Petroleum Corp., (3 month USD LIBOR + 0.950%), 1.40%, 2/8/21 (c)	50,000	49,260
ONEOK, Inc., 3.10%, 3/15/30	1,421,000	1,359,228
ONEOK, Inc., 4.45%, 9/1/49	350,000	324,626
ONEOK, Inc., 4.50%, 3/15/50	250,000	232,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
ONEOK, Inc., 4.95%, 7/13/47	$150,000	$144,426
ONEOK, Inc., 5.85%, 1/15/26	1,000,000	1,141,909
ONEOK, Inc., 7.15%, 1/15/51	55,000	66,792
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	214,746
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28 (a)	50,000	45,250
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (a)	50,000	48,017
Pattern Energy Group, Inc., 5.88%, 2/1/24 (a)	500,000	502,500
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28 (a)	25,000	20,750
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (a)	25,000	26,687
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	100,000	96,308
PDC Energy, Inc., 6.13%, 9/15/24	25,000	23,250
Petroleos Mexicanos, 5.50%, 1/21/21	30,000	29,925
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	100,125
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	180,504
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	307,540
Phillips 66, 2.15%, 12/15/30	127,000	122,906
Plains All American Pipeline L.P., 6.13%, 11/15/22 (6.13% fixed rate until 11/15/22; 4.11% + 3 month USD LIBOR thereafter)(c)(f)	150,000	107,062
Range Resources Corp., 5.00%, 3/15/23	25,000	21,313
Rockies Express Pipeline LLC, 3.60%, 5/15/25 (a)	50,000	46,140
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (a)	50,000	47,380
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30 (a)	85,000	93,855
Sanchez Energy Corp., 6.13%, 1/15/23 (d)	100,000	250
Sanchez Energy Corp., 7.75%, 6/15/21 (d)	150,000	375
Schlumberger Holdings Corp., 4.00%, 12/21/25 (a)	131,000	143,959
SESI LLC, 7.13%, 12/15/21 (a)	25,000	11,000
SESI LLC, 7.75%, 9/15/24	50,000	18,250
Seven Generations Energy Ltd., 5.38%, 9/30/25 (a)	75,000	66,000
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (a)	100,000	45,000
SM Energy Co., 5.63%, 6/1/25	25,000	13,250
SM Energy Co., 6.13%, 11/15/22	50,000	36,500
SM Energy Co., Senior Note, 6.75%, 9/15/26	50,000	25,144
Southwestern Energy Co., 6.20%, 1/23/25	92,000	78,775
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	100,000	66,000
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(f)	75,000	9,750
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	75,000	73,875
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27	25,000	24,750
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23 (a)	25,000	23,000
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.00%, 1/15/28	25,000	23,510
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/1/30 (a)	25,000	24,141
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 4/15/26	139,000	137,610
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	25,000	25,063
TerraForm Power Operating LLC, 4.75%, 1/15/30 (a)	50,000	50,750
Topaz Solar Farms LLC, 4.88%, 9/30/39 (a)	380,828	419,544
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30 (a)	84,000	89,705
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50 (a)	230,000	246,144
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24 (a)	20,875	18,156
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 9/1/27	50,000	47,490
Valero Energy Corp., 2.85%, 4/15/25	195,000	205,673
Valero Energy Corp., 4.00%, 4/1/29	45,000	50,069
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	401,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23 (a)	$50,000	$30,000
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23 (a)	50,000	30,250
Western Midstream Operating L.P., 3.10%, 2/1/25	25,000	23,656
Western Midstream Operating L.P., 4.00%, 7/1/22	475,000	473,480
Western Midstream Operating L.P., 4.50%, 3/1/28	50,000	47,000
Western Midstream Operating L.P., 4.75%, 8/15/28	25,000	23,938
Western Midstream Operating L.P., 5.30%, 3/1/48	85,000	68,956
Western Midstream Operating L.P., 5.45%, 4/1/44	25,000	20,820
Western Midstream Operating L.P., 5.50%, 8/15/48	25,000	20,250
Whiting Petroleum Corp., 6.25%, 4/1/23 (d)	75,000	13,031
Whiting Petroleum Corp., 6.63%, 1/15/26 (d)	75,000	13,313
Williams Cos., Inc. (The), 5.75%, 6/24/44	228,000	262,944
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	210,975
WPX Energy, Inc., 4.50%, 1/15/30	25,000	22,090
WPX Energy, Inc., 5.88%, 6/15/28	50,000	47,875
Total Energy		24,003,962
FINANCIAL - 9.9%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24 (a)	50,000	51,985
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25 (a)	100,000	95,625
AG Issuer LLC, 6.25%, 3/1/28 (a)	50,000	46,500
AIA Group Ltd., 3.38%, 4/7/30 (a)	350,000	381,244
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	442,083
American Express Co., 3.40%, 2/22/24	90,000	97,953
American Express Co., Senior Note, 4.20%, 11/6/25	70,000	81,437
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	11,000	12,604
Ameriprise Financial, Inc., 3.00%, 3/22/22	116,000	120,713
Athene Holding Ltd., 6.15%, 4/3/30	102,000	117,382
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)(f)	949,000	998,374
Bank of America Corp., 2.88%, 10/22/30 (2.88% fixed rate until 10/22/29; 0.01% + 3 month USD LIBOR thereafter)(c)(f)	330,000	357,001
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)(f)	45,000	49,665
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)(f)	139,000	157,093
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,751,012
Bank of America Corp., (3 month USD LIBOR + 0.630%), 3.50%, 5/17/22 (c)	89,000	91,114
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25 (c)	475,000	424,080
Bank of America Corp., (3 month USD LIBOR + 3.150%), 4.08%, 3/20/51 (c)	65,000	81,107
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	277,000	281,414
Bank of America Corp., Junior Subordinated Bond, Series FF, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)(f)	65,000	66,400
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)(f)	2,225,000	2,530,498
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)(f)	610,000	698,727
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(f)	340,000	336,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of America Corp., Series X, 6.25%, 9/5/24 (6.25% fixed rate until 9/5/24; 3.71% + 3 month USD LIBOR thereafter)(c)(f)	$25,000	$25,877
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	190,000	269,800
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	83,000	94,674
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	562,174
BankUnited, Inc., 4.88%, 11/17/25	503,000	549,482
BankUnited, Inc., 5.13%, 6/11/30	35,000	35,701
Boston Properties L.P., 3.25%, 1/30/31	1,000,000	1,075,675
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	514,971
Brighthouse Financial, Inc., 5.63%, 5/15/30	143,000	158,446
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	122,000	111,548
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	518,011
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	75,000	76,608
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	513,963
CIT Group, Inc., 5.00%, 8/1/23	100,000	101,990
Citigroup, Inc., 4.65%, 7/23/48	70,000	92,007
Citigroup, Inc., 5.88%, 2/22/33	125,000	161,704
Citigroup, Inc., 1.68%, 5/15/24 (SOFR + 1.667%)(c)	1,000,000	1,019,468
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)	130,000	115,251
Citigroup, Inc., 4.41%, 3/31/31 (SOFR + 3.914%)(c)	119,000	140,740
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)(f)	55,000	61,310
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)(f)	700,000	798,456
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(c)	225,000	211,794
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	71,000	90,743
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	192,000	253,533
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,529,000	1,742,443
Citizens Financial Group, Inc., 2.50%, 2/6/30	37,000	37,504
Citizens Financial Group, Inc., 3.25%, 4/30/30	1,251,000	1,351,693
Citizens Financial Group, Inc., 4.30%, 12/3/25	70,000	78,324
CNA Financial Corp., 3.95%, 5/15/24	365,000	396,802
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	260,000	274,403
Credit Acceptance Corp., 5.13%, 12/31/24 (a)	25,000	24,143
Crown Castle Intl Corp., 4.15%, 7/1/50	64,000	73,563
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28 (a)	25,000	26,063
Danske Bank A/S, Senior Note, 3.88%, 9/12/23 (a)	200,000	212,001
Diversified Healthcare Trust, 9.75%, 6/15/25	75,000	80,531
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21 (a)	1,200,000	1,200,560
Equinix, Inc., 1.80%, 7/15/27	1,000,000	1,001,030
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (a)	575,000	573,948
Equitable Holdings, Inc., 5.00%, 4/20/48	1,000,000	1,138,757
ESH Hospitality, Inc., 4.63%, 10/1/27 (a)	75,000	70,500
ESH Hospitality, Inc., 5.25%, 5/1/25 (a)	25,000	24,188
FelCor Lodging L.P., 6.00%, 6/1/25	100,000	97,101
First Horizon Bank, 5.75%, 5/1/30	250,000	263,244
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	81,000	88,085
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (a)	600,000	668,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Five Corners Funding Trust II, 2.85%, 5/15/30 (a)	$1,325,000	$1,366,286
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,496,968
GE Capital Funding LLC, 4.40%, 5/15/30 (a)	325,000	337,930
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	361,000	366,504
Genworth Holdings, Inc., 4.90%, 8/15/23	50,000	40,000
Genworth Holdings, Inc., 0, 4.80%, 2/15/24	25,000	19,938
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	163,932
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	128,000	128,821
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	249,000	273,840
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(c)(f)	925,000	1,036,012
Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30	115,000	131,183
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)(f)	515,000	599,116
Goldman Sachs Group, Inc. (The), Series R, (5 year CMT + 3.224%), 4.95%, 2/10/25 (c)	50,000	47,500
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	254,000	366,255
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (a)	25,000	25,130
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 7/15/24 (a)	50,000	51,000
HNA 2015 LLC, 2.37%, 9/18/27	387,974	408,185
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/29	1,000,000	956,023
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)(f)	200,000	231,019
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)(f)	500,000	522,392
HUB International Ltd., Senior Note, 7.00%, 5/1/26 (a)	100,000	100,000
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26 (a)	50,000	45,500
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	150,000	141,750
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	100,000	96,500
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	125,000	125,172
Iron Mountain, Inc., 4.88%, 9/15/29 (a)	50,000	48,625
Iron Mountain, Inc., 5.00%, 7/15/28 (a)	25,000	24,406
Iron Mountain, Inc., 5.25%, 7/15/30 (a)	75,000	73,440
Iron Mountain, Inc., 5.63%, 7/15/32 (a)	25,000	24,948
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	395,000	408,804
JPMorgan Chase & Co., 2.70%, 1/22/31 (SOFR + 1.143%)(c)	625,000	663,836
JPMorgan Chase & Co., 2.96%, 5/13/31 (SOFR + 2.515%)(c)	46,000	48,915
JPMorgan Chase & Co., 3.11%, 4/22/51 (SOFR + 2.440%)(c)	51,000	54,888
JPMorgan Chase & Co., 3.62%, 4/1/31 (SOFR + 3.120%)(c)	62,000	70,812
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(c)	975,000	853,398
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)	215,000	191,694
JPMorgan Chase & Co., (3 month USD LIBOR + 0.945%), 3.51%, 1/23/29 (c)	177,000	197,675
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28 (c)	1,525,000	1,727,868
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(f)	25,000	26,875
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(f)	175,000	178,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)(f)	$64,000	$75,672
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)(f)	2,045,000	2,362,950
JPMorgan Chase & Co., Series X, 6.10%, 10/1/24 (6.10% fixed rate until 10/1/24; 3.33% + 3 month USD LIBOR thereafter)(c)(f)	25,000	25,584
Kennedy-Wilson, Inc., 5.88%, 4/1/24	50,000	49,750
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	551,641
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27 (a)	25,000	20,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (a)	75,000	74,250
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (a)	121,000	127,211
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (a)	120,000	126,744
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)	700,000	819,763
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	1,041,686
LPL Holdings, Inc., 4.63%, 11/15/27 (a)	25,000	24,688
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)(f)	4,000	4,310
Manufacturers & Traders Trust Co., 0.99%, 12/1/21 (0.64% + 3 month USD LIBOR)(c)(f)	1,000,000	997,953
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	555,484
MassMutual Global Funding II, 2.75%, 6/22/24 (a)	200,000	213,935
Mastercard, Inc., 2.00%, 3/3/25	146,000	154,945
MGIC Investment Corp., 5.75%, 8/15/23	50,000	51,625
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25 (a)	50,000	49,004
Morgan Stanley, 2.19%, 4/28/26 (SOFR + 1.990%) (c)	650,000	676,007
Morgan Stanley, 3.63%, 1/20/27	364,000	410,901
Morgan Stanley, 3.95%, 4/23/27	950,000	1,069,265
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)(f)	440,000	524,119
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)(f)	1,155,000	1,314,713
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	28,000	32,704
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (a)	25,000	23,750
Nationstar Mortgage Holdings, Inc., Senior Note, 8.13%, 7/15/23 (a)	50,000	51,310
Nationstar Mortgage Holdings, Inc., Senior Note, 9.13%, 7/15/26 (a)	50,000	52,843
Navient Corp., Senior Note, 5.00%, 10/26/20	50,000	49,793
Navient Corp., Senior Note, 6.50%, 6/15/22	75,000	73,687
Navient Corp., Senior Note, 6.75%, 6/25/25	125,000	119,531
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	46,500
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)(f)	271,000	269,049
Newmark Group, Inc., 6.13%, 11/15/23	50,000	50,028
NFP Corp., 7.00%, 5/15/25 (a)	25,000	26,250
NFP Corp., 8.00%, 7/15/25 (a)	25,000	24,438
NFP Corp., Senior Note, 6.88%, 7/15/25 (a)	25,000	23,990
NMI Holdings, Inc., 7.38%, 6/1/25 (a)	50,000	52,319
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	451,149
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	998,141
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (a)	100,000	93,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 6/1/25 (a)	$25,000	$25,563
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	301,819	306,933
People's United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	530,468
People's United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	519,494
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	560,732
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	584,570
Prologis L.P., 3.00%, 4/15/50	102,000	107,784
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (a)	25,000	23,375
Prudential Financial, Inc., 1.50%, 3/10/26	1,286,000	1,311,372
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)(f)	66,000	73,970
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)(f)	134,000	142,576
Radian Group, Inc., 4.88%, 3/15/27	50,000	47,000
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	75,000	72,375
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 6/15/25 (a)	25,000	24,938
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21 (a)	25,000	25,338
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27 (a)	25,000	23,315
Realty Income Corp., 3.25%, 1/15/31	285,000	308,266
Regency Centers L.P., 3.75%, 6/15/24	500,000	525,820
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	195,000	277,615
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	494,376
Sabra Health Care L.P./Sabra Capital Corp., 4.80%, 6/1/24	92,000	92,202
Sandalwood 2013 LLC, 2.82%, 2/12/26	109,096	114,594
Sandalwood 2013 LLC, 2.84%, 7/10/25	372,982	390,781
Santander Holdings USA, Inc., 3.45%, 6/2/25	62,000	64,622
Service Properties Trust, 4.35%, 10/1/24	25,000	22,533
Springleaf Finance Corp., 5.38%, 11/15/29	25,000	23,500
Springleaf Finance Corp., 6.63%, 1/15/28	50,000	49,500
Springleaf Finance Corp., 6.88%, 3/15/25	75,000	76,945
Springleaf Finance Corp., 7.13%, 3/15/26	100,000	103,499
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	548,581
SVB Financial Group, 3.13%, 6/5/30	1,475,000	1,579,531
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	528,587
Synchrony Financial, 4.50%, 7/23/25	463,000	491,939
Tagua Leasing LLC, 1.58%, 11/16/24	514,361	522,068
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (a)	210,000	216,335
Travelers Cos., Inc. (The), 2.55%, 4/27/50	600,000	592,833
Truist Bank, 2.15%, 12/6/24	575,000	604,537
Truist Bank, 2.25%, 3/11/30	250,000	252,483
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	216,000	245,913
UBS Group AG, 3.49%, 5/23/23 (a)	340,000	356,144
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (a)	25,000	22,875
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25 (a)	75,000	75,995
Unum Group, 4.50%, 3/15/25	51,000	54,779
USAA Capital Corp., 1.50%, 5/1/23 (a)	1,000,000	1,025,980
USAA Capital Corp., 2.13%, 5/1/30 (a)	1,000,000	1,029,567
VEREIT Operating Partnership L.P., 3.40%, 1/15/28	51,000	51,308
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 2/15/27 (a)	25,000	23,500
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30 (a)	25,000	23,844
Visa, Inc., 1.90%, 4/15/27	1,000,000	1,045,150
Visa, Inc., 2.70%, 4/15/40	825,000	883,821
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)(f)	83,000	78,020
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	847,000	881,327
Wells Fargo & Co., 4.30%, 7/22/27	658,000	754,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Wells Fargo & Co., 5.61%, 1/15/44	$73,000	$101,152
Wells Fargo & Co., 5.95%, 12/1/86	55,000	66,265
Wells Fargo & Co., (3 month USD LIBOR + 1.000%), 2.57%, 2/11/31 (c)	670,000	700,882
Welltower, Inc., 2.75%, 1/15/31	87,000	86,559
Welltower, Inc., 3.95%, 9/1/23	275,000	296,057
Willis North America, Inc., 3.88%, 9/15/49	85,000	94,211
Willis North America, Inc., 5.05%, 9/15/48	88,000	112,641
WR Berkley Corp., 4.00%, 5/12/50	160,000	177,877
Zions Bancorp NA, 3.25%, 10/29/29	271,000	267,111
Total Financial		74,397,315
HEALTH CARE - 0.4%
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,775,000	1,756,878
Takeda Pharmaceutical Co., Ltd., 3.03%, 7/9/40	900,000	906,863
Total Health Care		2,663,741
INDUSTRIAL - 2.6%
3M Co., 3.05%, 4/15/30	1,000,000	1,132,188
ABB Finance USA, Inc., 3.38%, 4/3/23	182,000	192,845
Advanced Drainage Systems, Inc., 5.00%, 9/30/27 (a)	25,000	25,188
AECOM, 5.13%, 3/15/27	200,000	215,000
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	225,000	232,031
Arrow Electronics, Inc., 4.00%, 4/1/25	71,000	76,754
Bemis Co., Inc., 2.63%, 6/19/30	52,000	53,302
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24 (a)	100,000	100,750
Boeing Co. (The), 3.75%, 2/1/50	525,000	473,963
Bombardier, Inc., Senior Note, 6.00%, 10/15/22 (a)	100,000	69,500
Bombardier, Inc., Senior Note, 7.50%, 3/15/25 (a)	75,000	48,945
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25 (a)	100,000	90,000
Builders FirstSource, Inc., 5.00%, 3/1/30 (a)	25,000	23,500
Builders FirstSource, Inc., 6.75%, 6/1/27 (a)	68,000	69,615
Carlisle Cos., Inc., 2.75%, 3/1/30	79,000	81,293
Carrier Global Corp., 3.38%, 4/5/40 (a)	163,000	158,523
Carrier Global Corp., 3.58%, 4/5/50 (a)	71,000	69,274
Caterpillar Financial Services Corp., 1.45%, 5/15/25	134,000	137,587
Clark Equipment Co., 5.88%, 6/1/25 (a)	25,000	25,563
Clean Harbors, Inc., 4.88%, 7/15/27 (a)	25,000	25,688
CNH Industrial Capital LLC, 4.20%, 1/15/24	469,000	499,721
CNH Industrial Capital LLC, 4.88%, 4/1/21	1,000,000	1,025,995
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	150,000	158,061
Colfax Corp., 6.00%, 2/15/24 (a)	25,000	25,781
Colfax Corp., 6.38%, 2/15/26 (a)	25,000	26,125
Crowley Conro LLC, 4.18%, 8/15/43	470,000	590,516
DAE Funding LLC, Senior Note, 5.25%, 11/15/21 (a)	100,000	98,000
Energizer Holdings, Inc., 4.75%, 6/15/28 (a)	25,000	24,524
Energizer Holdings, Inc., 6.38%, 7/15/26 (a)	50,000	51,698
EnPro Industries, Inc., 5.75%, 10/15/26	50,000	50,000
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26 (a)	50,000	48,500
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25 (a)	50,000	45,011
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (a)	25,000	24,012
FXI Holdings, Inc., 12.25%, 11/15/26 (a)	123,000	119,464
GATX Corp., 4.00%, 6/30/30	1,064,000	1,143,309
GATX Corp., Senior Note, 1.26%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,479,561
General Electric Co., 4.35%, 5/1/50	48,000	47,570
Granite US Holdings Corp., 11.00%, 10/1/27 (a)	25,000	24,313
Greif, Inc., 6.50%, 3/1/27 (a)	50,000	50,893
Griffon Corp., 5.75%, 3/1/28	75,000	74,062
Hillenbrand, Inc., 5.75%, 6/15/25	25,000	25,875
Howmet Aerospace, Inc., Senior Bond, 5.95%, 2/1/37	50,000	51,880
Howmet Aerospace, Inc., Senior Note, 5.13%, 10/1/24	100,000	103,388
Huntington Ingalls Industries, Inc., 4.20%, 5/1/30 (a)	122,000	135,912
Illinois Tool Works, Inc., 3.50%, 3/1/24	93,000	101,870
JB Hunt Transport Services, Inc., 3.88%, 3/1/26	72,000	82,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
JELD-WEN, Inc., 4.63%, 12/15/25 (a)	$25,000	$24,000
JELD-WEN, Inc., 6.25%, 5/15/25 (a)	25,000	25,938
John Deere Capital Corp., 2.95%, 4/1/22	200,000	208,731
John Deere Capital Corp., 3.45%, 1/10/24	167,000	183,203
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	64,000	70,390
Kansas City Southern, 2.88%, 11/15/29	83,000	87,586
Kansas City Southern, 4.30%, 5/15/43	663,000	787,472
Kansas City Southern, 4.70%, 5/1/48	55,000	69,349
Kirby Corp., Senior Note, 4.20%, 3/1/28	116,000	117,428
Manitowoc Co., Inc. (The), Secured Note, 9.00%, 4/1/26 (a)	25,000	24,750
Martin Marietta Materials, Inc., 3.50%, 12/15/27	108,000	118,906
Matthews International Corp., 5.25%, 12/1/25 (a)	30,000	27,000
Mauser Packaging Solutions Holding Co., Senior Note, 7.25%, 4/15/25 (a)	175,000	158,685
Maxim Crane Works LLC, Secured Note, 10.13%, 8/1/24 (a)	50,000	49,173
Nature Conservancy (The), 1.77%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	512,425
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22 (a)	75,000	74,625
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26 (a)	25,000	25,125
Owens Corning, 4.30%, 7/15/47	228,000	231,558
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27 (a)	25,000	26,000
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	73,800
Parker-Hannifin Corp., 3.25%, 6/14/29	125,000	138,085
Patrick Industries, Inc., 7.50%, 10/15/27 (a)	75,000	77,250
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.35%, 11/1/29 (a)	27,000	27,516
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (a)	254,000	267,930
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27 (a)	91,000	98,195
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (a)	330,000	352,298
PGT Innovations, Inc., 6.75%, 8/1/26 (a)	50,000	50,500
Raytheon Technologies Corp., 4.35%, 4/15/47 (a)	55,000	67,085
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23 (a)	50,000	50,588
Rimon LLC, 2.62%, 6/25/26	367,212	385,794
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	643,364
Sealed Air Corp., 4.00%, 12/1/27 (a)	25,000	25,000
Silgan Holdings, Inc., 4.13%, 2/1/28 (a)	25,000	24,781
Sonoco Products Co., 3.13%, 5/1/30	912,000	951,763
Spirit AeroSystems, Inc., 7.50%, 4/15/25 (a)	50,000	49,312
SPX FLOW, Inc., 5.63%, 8/15/24 (a)	68,000	69,530
Standard Industries, Inc., 4.38%, 7/15/30 (a)	25,000	24,742
Standard Industries, Inc., 5.00%, 2/15/27 (a)	25,000	25,313
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	125,000	126,719
Stanley Black & Decker, Inc., 3.40%, 3/1/26	90,000	101,067
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60 (c)	183,000	183,074
Stevens Holding Co., Inc., 6.13%, 10/1/26 (a)	25,000	26,125
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	50,000	49,777
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27 (a)	25,000	25,563
Tennant Co., 5.63%, 5/1/25	25,000	25,250
TopBuild Corp., 5.63%, 5/1/26 (a)	75,000	75,750
TransDigm, Inc., 5.50%, 11/15/27	275,000	240,058
TransDigm, Inc., 6.25%, 3/15/26 (a)	50,000	49,969
TransDigm, Inc., 6.50%, 5/15/25	75,000	70,132
TransDigm, Inc., 7.50%, 3/15/27	100,000	96,108
Trident TPI Holdings, Inc., 9.25%, 8/1/24 (a)	50,000	51,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Trimble, Inc., 4.75%, 12/1/24	$15,000	$16,319
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	266,476
Trimble, Inc., Senior Note, 4.90%, 6/15/28	234,000	268,552
Triumph Group, Inc., 5.25%, 6/1/22	100,000	85,500
Triumph Group, Inc., 6.25%, 9/15/24 (a)	25,000	21,250
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	225,000	277,053
United Parcel Service, Inc., 3.90%, 4/1/25	81,000	91,951
US Concrete, Inc., 6.38%, 6/1/24	75,000	74,437
Vulcan Materials Co., 3.50%, 6/1/30	73,000	79,272
Waste Management, Inc., 4.00%, 7/15/39	400,000	412,810
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	100,000	99,250
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (a)	100,000	85,000
WESCO Distribution, Inc., 7.13%, 6/15/25 (a)	75,000	79,102
WESCO Distribution, Inc., 7.25%, 6/15/28 (a)	50,000	52,728
XPO Logistics, Inc., 6.13%, 9/1/23 (a)	50,000	50,625
XPO Logistics, Inc., 6.25%, 5/1/25 (a)	75,000	78,562
Xylem, Inc., 1.95%, 1/30/28	725,000	731,074
Xylem, Inc., 2.25%, 1/30/31	250,000	251,506
Total Industrial		19,777,370
TECHNOLOGY - 1.1%
Amkor Technology, Inc., 6.63%, 9/15/27 (a)	25,000	26,759
Apple, Inc., 2.05%, 9/11/26	95,000	101,503
Apple, Inc., 2.65%, 5/11/50	495,000	510,309
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	404,859
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	530,967
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	558,458
Ascend Learning LLC, 6.88%, 8/1/25 (a)	50,000	50,250
Banff Merger Sub, Inc., 9.75%, 9/1/26 (a)	50,000	50,312
Boxer Parent Co., Inc., 7.13%, 10/2/25 (a)	25,000	26,257
Boxer Parent Co., Inc., 9.13%, 3/1/26 (a)	25,000	25,875
Broadcom, Inc., 3.15%, 11/15/25 (a)	1,055,000	1,120,099
Broadcom, Inc., 3.46%, 9/15/26 (a)	123,000	132,026
Broadcom, Inc., 4.11%, 9/15/28 (a)	289,000	316,095
Broadcom, Inc., 4.15%, 11/15/30 (a)	94,000	102,276
Broadcom, Inc., 5.00%, 4/15/30 (a)	57,000	65,500
Castle US Holding Corp., 9.50%, 2/15/28 (a)	100,000	92,500
CDK Global, Inc., 5.25%, 5/15/29 (a)	25,000	25,960
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	50,000	51,931
CDW LLC/CDW Finance Corp., 4.13%, 5/1/25	50,000	50,062
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	25,000	25,719
Dell International LLC/EMC Corp., 6.20%, 7/15/30 (a)	57,000	66,391
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36 (a)	139,000	181,075
Diebold Nixdorf, Inc., 8.50%, 4/15/24	50,000	39,625
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26 (a)	50,000	53,000
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27 (a)	75,000	83,250
Everi Payments, Inc., 7.50%, 12/15/25 (a)	52,000	49,790
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23 (a)	100,000	24,250
Fiserv, Inc., 4.40%, 7/1/49	51,000	62,037
Hewlett Packard Enterprise Co., 4.65%, 10/1/24	118,000	132,503
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	88,000	109,528
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	512,000	544,591
J2 Cloud Services LLC/J2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25 (a)	100,000	101,750
Lam Research Corp., 3.13%, 6/15/60	180,000	189,907
Leidos, Inc., 4.38%, 5/15/30 (a)	34,000	38,299
Microchip Technology, Inc., 4.25%, 9/1/25 (a)	50,000	50,412
Microsoft Corp., 2.68%, 6/1/60	56,000	58,438
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	269,000	345,565
MTS Systems Corp., 5.75%, 8/15/27 (a)	25,000	22,938
NCR Corp., 5.75%, 9/1/27 (a)	75,000	75,000
NCR Corp., 6.13%, 9/1/29 (a)	100,000	100,489
NCR Corp., 8.13%, 4/15/25 (a)	25,000	26,500
Open Text Holdings, Inc., 4.13%, 2/15/30 (a)	50,000	49,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
TECHNOLOGY (continued)
Oracle Corp., Senior Note, 2.95%, 11/15/24	$167,000	$181,018
Presidio Holdings, Inc., 4.88%, 2/1/27 (a)	50,000	48,875
Presidio Holdings, Inc., 8.25%, 2/1/28 (a)	75,000	75,000
PTC, Inc., 3.63%, 2/15/25 (a)	25,000	24,813
Qorvo, Inc., 4.38%, 10/15/29 (a)	50,000	51,204
Science Applications International Corp., 4.88%, 4/1/28 (a)	50,000	49,843
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24 (a)	25,000	25,500
SS&C Technologies, Inc., 5.50%, 9/30/27 (a)	100,000	101,839
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25 (a)	75,000	75,937
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	650,641
Vericast Corp., Senior Secured Note, 8.38%, 8/15/22 (a)	75,000	62,848
VMware, Inc., 4.70%, 5/15/30	112,000	123,798
Total Technology		8,143,496
UTILITIES - 4.7%
AEP Texas, Inc., Series G, 4.15%, 5/1/49	56,000	66,156
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	526,925
Alabama Power Co., 3.75%, 3/1/45	170,000	192,775
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	125,000	153,934
Alliant Energy Finance LLC, 3.75%, 6/15/23 (a)	300,000	321,806
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	104,000	114,240
American Water Capital Corp., 2.80%, 5/1/30	450,000	489,272
American Water Capital Corp., 3.45%, 5/1/50	55,000	61,793
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	237,375
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	100,000	103,000
Appalachian Power Co., 3.70%, 5/1/50	124,000	135,948
Atmos Energy Corp., 3.38%, 9/15/49	320,000	359,430
Avangrid, Inc., 3.20%, 4/15/25	1,517,000	1,657,747
Berkshire Hathaway Energy Co., 4.25%, 10/15/50 (a)	53,000	66,380
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (a)	1,000,000	1,242,255
Calpine Corp., 4.50%, 2/15/28 (a)	75,000	73,500
Calpine Corp., 5.13%, 3/15/28 (a)	25,000	24,438
Calpine Corp., Senior Note, 5.50%, 2/1/24	100,000	100,000
CenterPoint Energy Houston Electric LLC, 2.90%, 7/1/50	1,000,000	1,041,175
Clearway Energy Operating LLC, 4.75%, 3/15/28 (a)	50,000	50,997
Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	101,250
Clearway Energy Operating LLC, 5.75%, 10/15/25	475,000	493,240
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50 (c)	85,000	86,666
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	949,684
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	737,622
Consolidated Edison Co. of New York, Inc., 0, 3.95%, 4/1/50	27,000	32,130
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	133,000	195,861
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	913,102
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)(f)	60,000	61,051
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	310,653
DTE Electric Co., 3.95%, 3/1/49	1,245,000	1,514,174
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	642,458
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	63,124
East Ohio Gas Co. (The), 1.30%, 6/15/25 (a)	900,000	904,935
East Ohio Gas Co. (The), 2.00%, 6/15/30 (a)	875,000	873,155
East Ohio Gas Co. (The), 3.00%, 6/15/50 (a)	53,000	52,912
Electricite de France S.A., Senior Note, 2.35%, 10/13/20 (a)	14,000	14,047
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (a)	1,000,000	1,122,378
Emera US Finance L.P., 3.55%, 6/15/26	400,000	448,874
Emera US Finance L.P., 4.75%, 6/15/46	127,000	150,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Entergy Louisiana LLC, 4.20%, 9/1/48	$310,000	$394,883
Entergy Texas, Inc., 4.50%, 3/30/39	294,000	363,020
Essential Utilities, Inc., 3.35%, 4/15/50	72,000	75,024
Exelon Corp., 4.70%, 4/15/50	103,000	130,865
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	100,000	126,676
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	356,000	519,799
FirstEnergy Transmission LLC, 4.55%, 4/1/49 (a)	90,000	109,312
Florida Power & Light Co., 2.85%, 4/1/25	950,000	1,039,020
Florida Power & Light Co., 3.99%, 3/1/49	535,000	687,274
Fortis, Inc., Senior Note, 3.06%, 10/4/26	205,000	221,192
Interstate Power & Light Co., 3.50%, 9/30/49	79,000	86,123
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	457,873
ITC Holdings Corp., 2.95%, 5/14/30 (a)	89,000	94,449
Kentucky Utilities Co., 3.30%, 6/1/50	51,000	54,596
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	700,829
MidAmerican Energy Co., 3.65%, 4/15/29	1,000,000	1,193,224
Narragansett Electric Co. (The), 3.40%, 4/9/30 (a)	375,000	422,291
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,303,056
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	408,000	448,045
NextEra Energy Operating Partners L.P., 3.88%, 10/15/26 (a)	75,000	74,891
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24 (a)	575,000	581,469
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24 (a)	275,000	275,000
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	94,000	127,419
NorthWestern Corp., 4.18%, 11/15/44	500,000	590,602
NRG Energy, Inc., 6.63%, 1/15/27	50,000	52,250
NSTAR Electric Co., 3.95%, 4/1/30	125,000	149,890
Oklahoma Gas & Electric Co., 3.25%, 4/1/30	725,000	799,127
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	845,063
Pacific Gas & Electric Co., 3.50%, 8/1/50	67,000	64,680
Pacific Gas & Electric Co., 5.40%, 1/15/40 (d)	50,000	59,625
Pacific Gas & Electric Co., 6.05%, 3/1/34 (d)	25,000	29,812
PacifiCorp, 4.13%, 1/15/49	135,000	167,037
PECO Energy Co., 3.00%, 9/15/49	93,000	98,271
PG&E Corp., 5.00%, 7/1/28	50,000	49,812
PG&E Corp., 5.25%, 7/1/30	50,000	50,250
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	105,135
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,198,547
Public Service Co. of Colorado, 2.70%, 1/15/51	221,000	226,145
Public Service Co. of Colorado, 3.70%, 6/15/28	106,000	123,078
Public Service Co. of Colorado, 4.10%, 6/15/48	201,000	252,465
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	434,753
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	276,470
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	539,793
Southern California Edison Co., 3.65%, 2/1/50	59,000	64,808
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	128,428
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	95,360
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	571,235
Southwest Gas Corp., 2.20%, 6/15/30	675,000	692,694
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	411,446
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	453,500	471,700
Talen Energy Supply LLC, 7.25%, 5/15/27 (a)	25,000	24,875
Talen Energy Supply LLC, 10.50%, 1/15/26 (a)	75,000	59,250
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39 (a)	224	247
Union Electric Co., 2.95%, 6/15/27	118,000	129,653
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	305,000	314,783
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	100,000	101,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Vistra Operations Co. LLC, 5.50%, 9/1/26 (a)	$100,000	$102,314

Total Utilities		35,454,592

TOTAL CORPORATE BONDS (Cost: $240,142,251)		251,496,223

U.S. GOVERNMENT AGENCIES - 12.7%
Federal Home Loan Mortgage Corp., 0.38%, 5/5/23	1,000,000	1,002,598
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	218,513	227,174
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	296,268	317,676
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	688,525	725,631
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	876,665	939,454
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	531,810	564,301
Federal Home Loan Mortgage Corp., 3.00%, 9/1/46	133,511	141,422
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	2,766,810	2,923,657
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	632,633	667,659
Federal Home Loan Mortgage Corp., 3.50%, 11/1/28	393,394	420,684
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	176,173	190,477
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	670,833	726,291
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	306,017	331,273
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	428,132	462,659
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	369,939	393,839
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	907,487	991,171
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	350,345	382,748
Federal Home Loan Mortgage Corp., 3.50%, 9/1/47	1,735,317	1,830,800
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	363,031	384,318
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	3,645,943	3,983,456
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	200,451	219,675
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	365,723	401,645
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	156,082	174,574
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	555,707	614,053
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	155,910	165,406
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	94,182	103,135
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	704,654	756,992
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	45,377	50,330
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	153,326	164,700
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	149,905	161,908
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	354,978	382,796
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	307,575	341,494
Federal Home Loan Mortgage Corp., 4.50%, 10/1/48	288,207	309,544
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	203,141	233,117
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	1,008,184
Federal National Mortgage Association, 1.63%, 1/7/25	770,000	811,221
Federal National Mortgage Association, 2.50%, 4/1/31	720,764	767,782
Federal National Mortgage Association, 2.50%, 11/1/31	329,702	350,036
Federal National Mortgage Association, 2.50%, 7/1/35	994,030	1,041,161
Federal National Mortgage Association, 2.50%, 9/1/46	89,808	94,501
Federal National Mortgage Association, 2.50%, 10/1/46	244,715	259,089
Federal National Mortgage Association, 2.50%, 4/1/50	1,479,684	1,541,372
Federal National Mortgage Association, 2.50%, 6/1/50	1,590,939	1,657,418
Federal National Mortgage Association, 2.50%, 7/1/50	1,097,394	1,143,790
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,094,859
Federal National Mortgage Association, 3.00%, 5/1/30	244,262	260,279
Federal National Mortgage Association, 3.00%, 5/1/32	789,639	838,348
Federal National Mortgage Association, 3.00%, 10/1/32	811,013	852,236
Federal National Mortgage Association, 3.00%, 5/1/40	543,955	574,019
Federal National Mortgage Association, 3.00%, 5/1/43	798,577	855,486
Federal National Mortgage Association, 3.00%, 9/1/46	239,978	256,444
Federal National Mortgage Association, 3.00%, 11/1/46	341,589	363,954
Federal National Mortgage Association, 3.00%, 11/1/46	1,714,764	1,811,074
Federal National Mortgage Association, 3.00%, 1/1/47	541,188	572,501
Federal National Mortgage Association, 3.00%, 2/25/47	648,640	690,110
Federal National Mortgage Association, 3.00%, 11/1/47	67,079	69,466
Federal National Mortgage Association, 3.00%, 3/1/50	59,050	62,115
Federal National Mortgage Association, 3.00%, 5/1/50	2,195,086	2,312,764
Federal National Mortgage Association, 3.00%, 7/1/50	4,557,632	4,803,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.50%, 12/1/30	$70,219	$74,218
Federal National Mortgage Association, 3.50%, 5/1/33	262,629	277,025
Federal National Mortgage Association, 3.50%, 8/1/33	65,529	68,813
Federal National Mortgage Association, 3.50%, 5/1/40	198,170	208,546
Federal National Mortgage Association, 3.50%, 1/1/41	460,402	498,051
Federal National Mortgage Association, 3.50%, 8/1/42	378,420	409,521
Federal National Mortgage Association, 3.50%, 11/1/42	503,486	544,977
Federal National Mortgage Association, 3.50%, 8/1/43	193,064	209,872
Federal National Mortgage Association, 3.50%, 12/1/45	706,991	754,099
Federal National Mortgage Association, 3.50%, 12/1/45	510,107	546,116
Federal National Mortgage Association, 3.50%, 12/1/46	215,139	232,618
Federal National Mortgage Association, 3.50%, 12/1/46	223,867	237,745
Federal National Mortgage Association, 3.50%, 1/1/47	305,187	323,458
Federal National Mortgage Association, 3.50%, 4/1/47	904,649	958,395
Federal National Mortgage Association, 3.50%, 8/1/47	19,261	20,603
Federal National Mortgage Association, 3.50%, 9/1/47	494,020	520,414
Federal National Mortgage Association, 3.50%, 11/1/47	9,249	10,129
Federal National Mortgage Association, 3.50%, 11/1/47	148,327	156,709
Federal National Mortgage Association, 3.50%, 3/1/48	688,223	726,262
Federal National Mortgage Association, 3.50%, 4/1/48	1,071,400	1,130,141
Federal National Mortgage Association, 3.50%, 6/1/48	358,176	385,277
Federal National Mortgage Association, 3.50%, 11/1/48	735,793	778,138
Federal National Mortgage Association, 4.00%, 9/1/40	320,635	351,855
Federal National Mortgage Association, 4.00%, 3/1/41	544,919	598,273
Federal National Mortgage Association, 4.00%, 9/1/42	40,901	44,545
Federal National Mortgage Association, 4.00%, 1/1/44	15,335	16,955
Federal National Mortgage Association, 4.00%, 1/1/45	10,722	11,679
Federal National Mortgage Association, 4.00%, 6/1/45	7,957	8,727
Federal National Mortgage Association, 4.00%, 12/1/45	18,899	20,877
Federal National Mortgage Association, 4.00%, 12/1/45	615,948	665,096
Federal National Mortgage Association, 4.00%, 7/1/46	861,845	922,395
Federal National Mortgage Association, 4.00%, 3/1/47	320,730	350,262
Federal National Mortgage Association, 4.00%, 9/1/47	1,300,880	1,384,353
Federal National Mortgage Association, 4.00%, 9/1/47	55,454	59,198
Federal National Mortgage Association, 4.00%, 10/1/47	139,844	148,339
Federal National Mortgage Association, 4.00%, 12/1/47	102,395	113,191
Federal National Mortgage Association, 4.00%, 12/1/47	597,390	636,788
Federal National Mortgage Association, 4.00%, 1/1/48	686,976	729,016
Federal National Mortgage Association, 4.00%, 2/1/48	572,614	608,122
Federal National Mortgage Association, 4.00%, 4/1/48	2,990,479	3,173,313
Federal National Mortgage Association, 4.00%, 6/1/48	270,591	286,382
Federal National Mortgage Association, 4.00%, 4/1/50 (g)	500,000	530,234
Federal National Mortgage Association, 4.50%, 9/1/40	328,161	365,133
Federal National Mortgage Association, 4.50%, 2/1/41	543,451	604,939
Federal National Mortgage Association, 4.50%, 7/1/46	283,765	307,371
Federal National Mortgage Association, 4.50%, 11/1/47	88,120	98,694
Federal National Mortgage Association, 4.50%, 1/1/48	260,950	292,265
Federal National Mortgage Association, 4.50%, 2/1/48	45,548	50,995
Federal National Mortgage Association, 4.50%, 3/1/48	240,575	258,295
Federal National Mortgage Association, 4.50%, 3/1/48	195,582	218,970
Federal National Mortgage Association, 4.50%, 5/1/48	200,718	224,722
Federal National Mortgage Association, 4.50%, 5/1/48	144,568	161,858
Federal National Mortgage Association, 4.50%, 7/1/48	149,980	161,146
Federal National Mortgage Association, 4.50%, 4/1/49	1,131,989	1,215,814
Federal National Mortgage Association, 5.00%, 9/1/40	261,870	300,810
Federal National Mortgage Association, 5.00%, 2/1/41	144,111	165,615
Federal National Mortgage Association, 5.00%, 7/1/44	377,384	432,913
Federal National Mortgage Association, 5.00%, 5/1/48	147,935	161,763
Federal National Mortgage Association, 5.00%, 8/1/48	42,860	48,603
Federal National Mortgage Association, 5.50%, 2/1/42	91,921	104,028
Government National Mortgage Association, 2.50%, 12/20/46	216,402	229,363
Government National Mortgage Association, 2.50%, 6/20/50	600,000	631,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 2.50%, 8/1/50 (g)	$500,000	$525,039
Government National Mortgage Association, 3.00%, 12/20/42	395,633	423,202
Government National Mortgage Association, 3.00%, 12/20/45	160,684	171,122
Government National Mortgage Association, 3.00%, 9/20/46	259,089	275,423
Government National Mortgage Association, 3.00%, 10/20/46	532,056	565,924
Government National Mortgage Association, 3.00%, 2/20/47	565,635	600,608
Government National Mortgage Association, 3.00%, 4/20/47	379,312	403,032
Government National Mortgage Association, 3.00%, 12/20/47	203,682	216,084
Government National Mortgage Association, 3.00%, 1/20/48	427,848	453,833
Government National Mortgage Association, 3.00%, 4/20/49	775,166	822,245
Government National Mortgage Association, 3.00%, 5/20/50	3,067,233	3,253,516
Government National Mortgage Association, 3.50%, 2/20/42	338,619	368,167
Government National Mortgage Association, 3.50%, 7/20/42	504,379	548,396
Government National Mortgage Association, 3.50%, 11/20/42	222,174	241,564
Government National Mortgage Association, 3.50%, 8/20/45	110,277	118,081
Government National Mortgage Association, 3.50%, 9/20/45	112,423	120,554
Government National Mortgage Association, 3.50%, 4/20/46	164,312	176,224
Government National Mortgage Association, 3.50%, 12/20/46	878,942	936,254
Government National Mortgage Association, 3.50%, 1/20/47	603,642	642,006
Government National Mortgage Association, 3.50%, 11/20/47	372,048	395,808
Government National Mortgage Association, 3.50%, 1/20/48	404,259	429,729
Government National Mortgage Association, 3.50%, 11/20/48	1,579,053	1,669,770
Government National Mortgage Association, 4.00%, 11/20/40	175,301	193,233
Government National Mortgage Association, 4.00%, 2/20/46	417,133	451,319
Government National Mortgage Association, 4.00%, 3/20/46	161,328	174,571
Government National Mortgage Association, 4.00%, 5/20/47	304,511	327,208
Government National Mortgage Association, 4.00%, 8/20/47	151,521	162,989
Government National Mortgage Association, 4.00%, 9/20/47	2,366,697	2,536,977
Government National Mortgage Association, 4.00%, 4/20/49	811,469	860,019
Government National Mortgage Association, 4.50%, 9/20/39	172,539	189,409
Government National Mortgage Association, 4.50%, 7/20/41	97,017	108,398
Government National Mortgage Association, 4.50%, 2/20/47	76,327	83,717
Government National Mortgage Association, 4.50%, 8/20/47	146,520	159,635
Government National Mortgage Association, 4.50%, 1/20/48	481,820	518,738
Government National Mortgage Association, 4.50%, 3/20/48	100,947	108,337
Government National Mortgage Association, 4.50%, 7/20/48	240,320	258,637
Government National Mortgage Association, 4.50%, 6/20/49	633,053	676,236
Government National Mortgage Association, 5.00%, 7/20/45	240,267	269,931
United States Department of Housing and Urban Development, 2.87%, 8/1/27	1,000,000	1,136,185
United States International Development Finance Corp., 1.05%, 10/15/29	1,000,000	996,616
United States International Development Finance Corp., 1.79%, 10/15/29	1,000,000	1,039,683
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $91,771,181)		95,152,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 11.6%
ACC Trust, Series 2020-A, Class A, ABS, 6.00%, 3/20/23 (a)	$472,508	$474,968
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,427,504	1,451,130
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	524,274
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	525,803
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	103,841
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	103,921
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	308,830
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	509,979
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, ABS, 1.48%, 1/21/25	300,000	300,207
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 2.49%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	493,285
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.09%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	6,398	6,273
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 2.09%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	957,605
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	201,842
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (a)	300,000	300,968
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	405,315
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	500,000	492,999
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, ABS, 2.33%, 8/20/26 (a)	300,000	290,144
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CR, 3.77%, 1/15/29 (3 month USD LIBOR + 2.55%)(a)(c)	660,000	643,747
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 2.57%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	495,119
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 2.18%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	1,250,000	1,236,889
Battalion CLO XI Ltd., Series 2017-11A, Class A, 2.27%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	493,679
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33 (a)	880,451	884,956
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	949,016	939,524
CARS-DB4 L.P., Series 2020-1A, Class B1, ABS, 4.17%, 2/15/50 (a)	540,000	504,460
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 2.36%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	994,896	962,997
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30 (a)	456,780	452,725
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29 (a)	450,000	438,548
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 1.02%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	50,016	46,903
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 2.34%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	980,156
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	721,575
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	113,575	118,051
Commonbond Student Loan Trust, Series 2020-AGS, Class A, ABS, 1.98%, 8/25/50 (a)	600,000	605,469
CSMC Trust, Series 2006-CF2, Class M3, 0.84%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(c)	25,000	24,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58 (a)(c)	$154,656	$158,323
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.04%, 4/20/28 (3 month USD LIBOR + 0.90%)(a)(c)	1,000,000	988,775
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	201,771
Elevation CLO Ltd., Series 2014-2A, Class A1R, 2.45%, 10/15/29 (3 month USD LIBOR + 1.23%)(a)(c)	500,000	489,973
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.29%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	19,651	19,503
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27 (a)	1,200,000	1,198,502
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27 (a)	200,000	197,875
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (a)	333,571	336,135
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, 3/15/29 (a)	400,000	411,603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	500,000	535,408
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30 (a)	400,000	423,313
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	1,200,000	1,283,721
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31 (a)	800,000	812,898
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	200,000	209,225
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, ABS, 2.23%, 9/15/24	400,000	405,925
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24 (a)	77,121	76,870
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24 (a)	190,000	185,764
Freed ABS Trust, Series 2020-2CP, Class A, ABS, 4.52%, 6/18/27 (a)	1,218,686	1,229,737
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	105,520
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26 (a)	800,000	833,626
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27 (a)	1,470,000	1,484,428
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	712,837	744,308
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	324,359	331,006
HERO Funding Trust, Series 2020-1A, Class A, ABS, 2.59%, 9/20/57 (a)	970,928	934,979
Home Equity Asset Trust, Series 2003-1, Class M1, 1.69%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	5,913	5,808
HPS Loan Management Ltd., Series 15A-19, Class A1, 2.42%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(c)	500,000	490,667
Invitation Homes Trust, Series 2018-SFR3, Class A, ABS, (1 month USD LIBOR + 1.000%), 1.19%, 7/17/37 (a)(c)	92,866	92,175
KREF Ltd., Series 2018-FL1, Class A, 1.29%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,430,698
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	200,000	206,022
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59 (a)	76,154	77,351
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59 (a)	82,747	83,842
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59 (a)	178,353	178,020
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54 (a)(c)	61,519	61,941
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,220,750	1,350,920
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48 (a)	871,864	874,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.20%, 11/20/30 (a)	$1,000,000	$1,001,033
MCA Fund II Holding LLC, Series 2017-1, Class A, 3.56%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(c)	271,086	270,556
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49 (a)	538,788	552,505
Midocean Credit CLO IX, Series 2018-9A, Class A1, 2.29%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	482,678
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	107,766
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	323,048
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	317,655
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 1.01%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	7,069	6,976
Mosaic Solar Loan Trust, Series 2020-1A, Class A, ABS, 2.10%, 4/20/46 (a)	1,000,000	1,005,819
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 2.34%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	959,541
Mountain View CLO LLC, Series 2017-2A, Class A, 2.39%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	251,484
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (a)	389,025	374,327
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	1,307,215	1,237,762
Nationstar HECM Loan Trust, Series 2018-2A, Class M1, 3.55%, 7/25/28 (a)(c)	1,300,000	1,294,864
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	200,000	206,384
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	300,000	309,509
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/68 (a)	300,000	306,547
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68 (a)	400,000	410,989
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (a)	300,000	304,734
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, ABS, 1.69%, 5/15/69 (a)	700,000	702,664
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59 (a)	200,000	208,329
Newtek Small Business Loan Trust, Series 2018-1, Class A, 1.89%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	583,764	568,826
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.19%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	280,937	253,866
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/52 (a)	870,000	851,425
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 2.01%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(c)	1,867,058	1,848,574
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22 (a)	692,197	686,507
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24 (a)	500,000	507,126
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	600,000	645,077
OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (a)	630,000	640,700
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (a)	750,000	755,380
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24 (a)	490,000	469,940
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24 (a)	200,000	200,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24 (a)	$100,000	$99,923
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (a)	750,000	769,806
Oxford Finance Funding LLC, Series 2020-1A, Class A2, ABS, 3.10%, 2/15/28 (a)	800,000	812,222
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 2.53%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	490,490
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75%, 12/27/44 (a)(c)	472,182	438,789
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27 (a)	750,000	739,943
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27 (a)	510,000	493,776
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	322,721	346,341
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (a)	570,000	567,161
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, ABS, 3.81%, 4/20/45 (a)	740,000	751,636
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	300,000	305,953
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	510,234
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	700,000	708,826
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	303,185
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 1/26/32 (a)	1,060,000	1,108,535
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	220,922	219,445
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35 (a)	117,247	119,159
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36 (a)	104,559	106,597
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.59%, 5/20/36 (a)	248,238	248,200
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29 (a)	474,997	480,033
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, ABS, 1.95%, 2/15/46 (a)	400,000	405,907
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	400,000	419,318
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	300,000	306,254
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48 (a)	700,000	730,953
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48 (a)	900,000	952,723
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (a)	400,000	414,482
SolarCity FTE, Series 2016-A, Class A, ABS, 4.80%, 9/20/48 (a)	424,236	430,725
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 2.06%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	241,894
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30 (a)	600,000	599,457
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (a)	1,253,067	1,312,040
Starwood Waypoint Homes Trust, Series 2017-1, Class A, ABS, (1 month USD LIBOR + 0.950%), 1.14%, 1/17/35 (a)(c)	91,610	91,215
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	1,037,393	1,038,664
STWD Ltd., Series 2019-FL1, Class B, 1.79%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(c)	470,000	447,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
STWD Ltd., Series 2019-FL1, Class C, 2.14%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(c)	$280,000	$263,846
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	240,253	226,684
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	456,072	446,048
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	1,300,000	1,338,523
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46 (a)	485,000	486,537
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48 (a)	492,500	502,980
Tesla Auto Lease Trust, Series 2019-A, Class A3, ABS, 2.16%, 10/20/22 (a)	1,000,000	1,025,565
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22 (a)	500,000	511,026
TH Msrissuer Trust, Series 2019-FT1, Class A, 2.99%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(c)	450,000	347,350
TICP CLO IX Ltd., Series 2017-9A, Class A, 2.28%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	980,824
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (a)(c)	140,692	147,802
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58 (a)(c)	217,794	233,814
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, 7/25/58 (a)(c)	78,939	83,810
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58 (a)(c)	184,469	194,061
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (a)	300,000	319,304
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, ABS, 1.35%, 5/25/33 (a)	400,000	405,979
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22 (a)	200,000	203,748
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 2.60%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	486,150
Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 2.16%, 7/25/29 (3 month USD LIBOR + 1.17%)(a)(c)	1,250,000	1,220,974
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (a)	837,958	850,765
VB-S1 Issuer LLC, Series 2020-1A, Class C2, ABS, 3.03%, 6/15/50 (a)	700,000	710,503
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	241,947	226,746
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	841,733	721,346
Wellfleet CLO Ltd., Series 2018-1A, Class A, 2.24%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	969,706
Wendy's Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45 (a)	476,250	482,903
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	490,000	517,249
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23 (a)	210,000	213,608
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25 (a)	300,000	308,207
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	405,853
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	100,879
York CLO-6 Ltd., Series 2019-1A, Class A1, 2.45%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	488,861
Zais CLO 9 Ltd., Series 2018-2A, Class A, 2.34%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	990,660	954,199
TOTAL ASSET-BACKED SECURITIES (Cost: $86,548,041)		86,902,963
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.9%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/52 (c)	849,148	866,493
225 Liberty Street Trust, Series 2016-225L, Class A, 3.60%, 2/10/36 (a)	1,000,000	1,086,077
Angel Oak Mortgage Trust I LLC, Series 2017-1, Class A3, CMO, 3.64%, 1/25/47 (a)(c)	82,721	82,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, 5/15/53	$2,200,000	$2,314,618
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.04%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(c)	400,000	380,936
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.51%, 9/15/48 (c)	500,000	468,887
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	673,267
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	544,216
BBCMS Trust, Series 2015-SRCH, Class C, 4.80%, 8/10/35 (a)	500,000	536,208
BBCMS Trust, Series 2015-SRCH, Class D, 5.12%, 8/10/35 (a)(c)	780,000	819,078
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.29%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(c)	33,643	33,519
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 1.79%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(c)	150,000	145,327
Bellemeade Re Ltd., Series 2020-1A, Class M1A, CMO, (1 month USD LIBOR + 2.650%), 2.85%, 6/25/30 (a)(c)	170,000	170,030
Bellemeade Re Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 3.400%), 3.60%, 6/25/30 (a)(c)	150,000	150,000
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	551,000
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62 (a)(c)	500,000	502,084
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	961,033
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (a)	1,500,000	1,578,472
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 0.99%, 12/15/36 (1 month USD LIBOR +0.800%)(a)(c)	700,000	694,456
BXMT 2020-FL2 Ltd., Series 2020-FL2, Class A, (1 month USD LIBOR + 0.900%), 1.09%, 2/16/37 (a)(c)	840,000	815,850
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	857,226
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	502,905
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	962,296
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	250,000	272,059
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39 (a)(c)	400,000	360,343
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 1.94%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,228,307
CIM Trust, Series 2017-3, Class A1, 2.17%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	67,806	67,781
CIM Trust, Series 2017-5, Class A3, CMO, 4.00%, 5/25/57 (a)(c)	500,000	496,781
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57 (a)(c)	185,431	186,380
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	122,299
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	118,371
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	860,412
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	1,100,000	1,204,127
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class C, 3.74%, 11/10/52 (c)	450,000	373,794
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class D, 5.46%, 8/10/46 (a)(c)	1,000,000	870,489
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.24%, 3/10/48 (c)	500,000	499,203
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.80%, 2/10/49 (c)	500,000	528,794
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 8/15/57	500,000	538,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Series 2020-R01, 0.99%, 1/25/40 (1 month USD LIBOR +0.800%)(a)(c)	$97,426	$96,872
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	136,599	145,770
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	808,451
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(c)	381,366	404,742
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,161,803
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 1.39%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	38,163	38,196
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 0.94%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	18,051	18,051
Federal Home Loan Mortgage Corp., Series 2018-SPI1, Class M1, 3.73%, 2/25/48 (a)(c)	7,111	7,111
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.81%, 5/25/48 (a)(c)	1,032	1,030
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.47%, 11/25/48 (a)(c)	6,163	6,081
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, CMO, REMIC, (1 month USD LIBOR + 2.050%), 2.24%, 11/25/49 (a)(c)	50,000	48,497
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 1.850%), 2.04%, 2/25/50 (a)(c)	10,000	9,481
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.100%), 3.29%, 3/25/50 (a)(c)	14,000	13,404
Federal Home Loan Mortgage Corp., Series 326, Class 350, CMO, STRIPS, 3.50%, 3/15/44	129,217	141,885
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,065,165
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.54%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	190,746	243,481
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27 (c)	500,000	574,920
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	437,929
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,144,154
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27 (c)	875,000	995,629
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	658,599
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	1,940,000	2,312,591
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28 (c)	770,000	918,029
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28 (c)	150,000	178,732
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28 (c)	875,000	1,063,184
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28 (c)	350,000	423,331
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28 (c)	600,000	723,801
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28 (c)	100,000	120,679
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29 (c)	360,000	430,337
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29 (c)	700,000	823,572
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	888,395
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	600,000	742,284
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	492,887
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.34%, 4/25/28 (c)	1,580,000	1,794,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 2.79%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	$117,379	$102,647
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.19%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	156,092	136,681
Federal National Mortgage Association, Series 2015-C04, Class 1M2, CMO, (1 month USD LIBOR + 5.700%), 5.89%, 4/25/28 (c)	22,006	23,126
Federal National Mortgage Association, Series 2015-C04, Class 2M2, CMO, (1 month USD LIBOR + 5.550%), 5.74%, 4/25/28 (c)	13,152	13,927
Federal National Mortgage Association, Series 2016-C01, Class 1M2, CMO, (1 month USD LIBOR + 6.750%), 6.94%, 8/25/28 (c)	77,265	80,968
Federal National Mortgage Association, Series 2016-C01, Class 2M2, CMO, (1 month USD LIBOR + 6.950%), 7.14%, 8/25/28 (c)	37,190	39,259
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO, (1 month USD LIBOR + 6.000%), 6.19%, 9/25/28 (c)	169,601	175,871
Federal National Mortgage Association, Series 2016-C03, Class 2M2, CMO, (1 month USD LIBOR + 5.900%), 6.09%, 10/25/28 (c)	48,636	50,556
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 1.04%, 9/25/29 (1 month USD LIBOR + 0.85%)(c)	125,317	113,061
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 2.39%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	25,369	26,511
Federal National Mortgage Association, Series 2018-C02, Class 2EA2, 1.09%, 8/25/30 (c)	25,230	24,811
Federal National Mortgage Association, Series 2018-C02, Class 2M2, CMO, (1 month USD LIBOR + 2.200%), 2.39%, 8/25/30 (c)	15,576	15,225
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 1.04%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	164,435	161,945
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.50%, 7/25/28 (c)	137,708	151,873
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.50%, 7/25/28 (c)	1,225,000	1,409,376
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.70%, 8/25/28 (c)	550,000	642,429
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.44%, 6/25/28 (c)	500,000	570,364
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	984,510	1,020,219
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	946,111	994,233
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	554,996	569,068
Freddie Mac STACR Trust, Series 2019-HRP1, Class M1, 0.94%, 2/25/49 (1 month USD LIBOR + 0.75%)(a)(c)	15,549	15,523
Government National Mortgage Association, 3.50%, 1/20/49	369,864	404,461
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	344,091	366,938
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	402,483	441,547
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	423,999	445,371
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (h)	109,241	12,798
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	894,732
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.35%, 12/10/43 (a)(c)	500,000	492,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	$1,100,000	$1,182,509
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,117,505
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,189,591
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,446,794
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50 (a)(c)	94,347	96,509
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 0.81%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	56,551	52,905
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34 (a)(c)	900,000	614,716
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,178,597
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.19%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(c)	400,000	387,981
JP Morgan Mortgage Trust, Series 2016-1, Class A5, CMO, 3.50%, 5/25/46 (a)(c)	92,071	93,003
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(c)	29,383	30,420
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47 (a)(c)	191,256	193,526
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (a)(c)	33,653	34,512
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.94%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	51,152	50,577
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(c)	18,231	18,638
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(c)	13,544	13,846
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(c)	41,928	42,850
JP Morgan Mortgage Trust, Series 2019-2, Class A4, CMO, 4.00%, 8/25/49 (a)(c)	4,801	4,828
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.88%, 6/25/50 (a)(c)	34,713	33,143
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.06%, 11/15/47 (a)(c)	470,000	368,308
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	320,000	342,583
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	124,011
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,086,411	1,185,906
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,058,171
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.67%, 4/1/24 (1 month USD LIBOR + 1.50%)(a)(c)	78,602	81,002
MBRT, Series 2019-MBR, Class A, 1.04%, 11/15/36 (1 month USD LIBOR + 0.85%)(a)(c)	420,000	401,074
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (a)(c)	124,144	130,703
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.07%, 11/15/46 (c)	375,000	357,798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	184,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	276,293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	273,968
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	664,782
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.59%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	886,053
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,106,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	$115,173	$112,857
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.44%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(c)	750,000	675,891
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52 (a)(c)	98,374	105,005
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.94%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	110,962	109,820
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57 (a)(c)	468,668	499,996
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	350,000	370,291
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/32 (a)	1,000,000	1,026,050
Park Avenue Funding Trust, Series 2020-2, Class PT, CMO, (1 month USD LIBOR + 2.000%), 2.18%, 6/2/22 (a)(c)	1,220,000	1,220,000
RETL, Series 2019-RVP, Class A, 1.34%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(c)	87,398	83,143
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	459,756	501,011
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (a)(c)	39,309	40,543
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49 (a)(c)	105,191	108,001
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49 (a)(c)	88,337	90,813
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (a)(c)	144,980	151,667
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46 (a)(c)	289,465	295,160
STACR Trust, Series 2018-DNA3, Class M1, 0.94%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	378	378
Station Place Securitization Trust, Series 2020-3, Class A, CMO, (1 month USD LIBOR + 0.950%), 1.14%, 4/24/21 (a)(c)	770,000	774,852
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	651,141
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	163,788
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	337,261
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,262,039
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	557,468
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	1,300,000	1,315,238
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.24%, 3/10/46 (a)(c)	225,000	95,659
VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29 (a)	1,000,000	1,001,717
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	144,627
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	490,297
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,063,541
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 1.93%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(c)	1,295,000	1,132,834
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (a)(c)	38,179	39,333
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.28%, 5/15/45 (a)(c)	225,000	200,567
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.85%, 12/15/46 (c)	350,000	317,223
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $78,023,584)		81,917,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bonds, 2.00%, 2/15/50	$1,035,000	$1,184,671
U.S. Treasury Bonds, 3.00%, 11/15/44	4,345,000	5,815,511
U.S. Treasury Bonds, 3.00%, 5/15/47	1,310,000	1,784,670
U.S. Treasury Bonds, 3.75%, 11/15/43	2,065,000	3,072,413
U.S. Treasury Coupon STRIP, Zero Coupon 5/15/37(i)	1,000,000	818,284
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	2,120,000	1,585,936
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	860,000	627,053
U.S. Treasury Coupon STRIP, Zero Coupon 2/15/43	650,000	464,051
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	565,000	398,859
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	340,142
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	1,164,986
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	1,775,000	1,217,820
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	378,034
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	271,350
U.S. Treasury Notes, 0.13%, 6/30/22	9,630,000	9,624,357
U.S. Treasury Notes, 0.25%, 6/15/23	155,000	155,327
U.S. Treasury Notes, 0.25%, 6/30/25	2,000	1,996
U.S. Treasury Notes, 0.50%, 5/31/27	3,560,000	3,563,755
U.S. Treasury Notes, 0.63%, 5/15/30	60,000	59,817
U.S. Treasury Notes, 1.50%, 11/30/21	1,250,000	1,273,486
U.S. Treasury Notes, 1.75%, 7/31/21	250,000	254,238
U.S. Treasury Notes, 2.25%, 4/30/21	2,500,000	2,543,066
U.S. Treasury Notes, 2.50%, 2/28/26	7,370,000	8,251,809
U.S. Treasury Notes, 2.88%, 9/30/23	2,000,000	2,173,750
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,346,420
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $48,340,835)		51,371,801
FOREIGN CORPORATE BONDS - 5.8%
BASIC MATERIALS - 0.4%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (a)	70,000	67,765
ArcelorMittal S.A., 4.55%, 3/11/26	25,000	25,248
Braskem Netherlands Finance B.V., 4.50%, 1/31/30 (a)	207,000	189,405
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50 (a)	700,000	695,807
IAMGOLD Corp., 7.00%, 4/15/25 (a)	25,000	25,130
LG Chem Ltd., 3.25%, 10/15/24 (a)	660,000	701,561
Mineral Resources Ltd., 8.13%, 5/1/27 (a)	50,000	53,125
New Gold, Inc., 7.50%, 7/15/27 (a)	25,000	25,792
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	186,500
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (a)	25,000	24,125
Nutrien Ltd., 3.95%, 5/13/50	126,000	139,015
Teck Resources Ltd., 3.90%, 7/15/30 (a)	1,036,000	1,033,688
Teck Resources Ltd., 6.25%, 7/15/41	57,000	62,285
Yara International ASA, 3.15%, 6/4/30 (a)	53,000	55,099
Total Basic Materials		3,284,545
COMMUNICATIONS - 0.1%
Altice France Holding S.A., 6.00%, 2/15/28 (a)	200,000	188,876
Deutsche Telekom AG, 3.63%, 1/21/50 (a)	247,000	273,117
Digicel Group 0.5 Ltd., 0.00%, 0/0/0	63,988	42,872
Digicel Group 0.5 Ltd., PIK, 7.00%, 12/31/99 (a)(e)	5,194	364
Digicel Group 0.5 Ltd., Senior Note, PIK (5.000% Cash or 3.000% PIK), 8.00%, 4/1/25 (a)(e)	31,360	7,840
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (a)(d)	100,000	60,125
Intelsat Luxembourg S.A., 8.13%, 6/1/23 (d)	50,000	2,750
Telecom Italia Capital S.A., 6.00%, 9/30/34	50,000	54,350
Telecom Italia SpA, 5.30%, 5/30/24 (a)	25,000	26,032
Telesat Canada/Telesat LLC, 4.88%, 6/1/27 (a)	25,000	24,500
Vodafone Group PLC, 4.88%, 6/19/49	55,000	68,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Vodafone Group PLC, 5.25%, 5/30/48	$81,000	$106,577
Vodafone Group PLC, (USD 5 year swap rate + 4.873%), 7.00%, 4/4/79 (c)	75,000	87,913
Total Communications		944,230
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28 (a)	25,000	24,505
Aptiv PLC, 5.40%, 3/15/49	575,000	600,803
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.88%, 2/15/30 (a)	50,000	41,780
Carnival Corp., 3.95%, 10/15/20	25,000	24,714
Carnival Corp., 11.50%, 4/1/23 (a)	25,000	26,998
Clarios Global L.P., 6.75%, 5/15/25 (a)	25,000	26,000
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27 (a)	75,000	75,371
Gateway Casinos & Entertainment Ltd., Secured Note, 8.25%, 3/1/24 (a)	100,000	82,000
Mattamy Group Corp., 4.63%, 3/1/30 (a)	50,000	48,000
NCL Corp. Ltd., 12.25%, 5/15/24 (a)	25,000	26,149
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	50,000	38,900
Royal Caribbean Cruises Ltd., 9.13%, 6/15/23 (a)	25,000	24,800
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25 (a)	25,000	26,061
Viking Cruises Ltd., 13.00%, 5/15/25 (a)	50,000	52,750
Virgin Australia Holdings Ltd., 8.13%, 11/15/24 (a)	25,000	3,500
Total Consumer, Cyclical		1,122,331
CONSUMER, NON-CYCLICAL - 0.4%
Avon International Capital PLC, 6.50%, 8/15/22 (a)	25,000	24,500
Bausch Health Cos., Inc., 5.00%, 1/30/28 (a)	75,000	70,612
Bausch Health Cos., Inc., 5.25%, 1/30/30 (a)	25,000	23,719
Bausch Health Cos., Inc., 6.25%, 2/15/29 (a)	50,000	50,250
Bausch Health Cos., Inc., 7.00%, 1/15/28 (a)	25,000	25,750
Bausch Health Cos., Inc., 7.25%, 5/30/29 (a)	75,000	78,685
DH Europe Finance II Sarl, 3.25%, 11/15/39	123,000	135,832
Diageo Capital PLC, 2.13%, 4/29/32	233,000	241,523
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28 (a)	91,000	58,695
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (a)	72,000	76,154
Garda World Security Corp., 4.63%, 2/15/27 (a)	25,000	24,625
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/1/25 (a)	75,000	77,437
IHS Markit Ltd., 4.13%, 8/1/23	210,000	229,551
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25 (a)	25,000	25,313
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24 (a)	25,000	25,344
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30 (a)	75,000	76,875
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (a)	50,000	53,062
Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	1,650,000	1,656,414
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	100,000	84,000
Total Consumer, Non-cyclical		3,038,341
DIVERSIFIED - 0.0% (j)
VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24 (a)	50,000	45,000
ENERGY - 0.9%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (a)	475,000	478,206
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30 (c)	148,000	152,810
Canadian Natural Resources Ltd., 2.95%, 7/15/30	92,000	91,284
Cenovus Energy, Inc., 3.00%, 8/15/22	50,000	47,893
Cenovus Energy, Inc., 6.75%, 11/15/39	50,000	49,192
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	318,191
Ensign Drilling, Inc., 9.25%, 4/15/24 (a)	75,000	33,375
Equinor ASA, 1.75%, 1/22/26	1,595,000	1,633,750
Equinor ASA, 3.25%, 11/18/49	1,000,000	1,062,352
Equinor ASA, 3.70%, 4/6/50	92,000	105,757
MEG Energy Corp., 7.13%, 2/1/27 (a)	50,000	41,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
ENERGY (continued)
Nabors Industries Ltd., 7.25%, 1/15/26 (a)	$50,000	$30,750
Nabors Industries Ltd., 7.50%, 1/15/28 (a)	50,000	30,750
Parkland Corp., 5.88%, 7/15/27 (a)	75,000	77,812
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	40,103
Petroleos Mexicanos, 6.49%, 1/23/27 (a)	262,000	239,177
Petroleos Mexicanos, 7.69%, 1/23/50 (a)	85,000	70,456
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49 (a)	200,000	227,176
Suncor Energy, Inc., 5.95%, 5/15/35	65,000	77,048
Total Capital International S.A., 2.99%, 6/29/41	275,000	280,266
Total Capital International S.A., 3.39%, 6/29/60	1,000,000	1,029,208
Total Capital International S.A., 3.46%, 7/12/49	49,000	52,894
Transocean Pontus Ltd., 6.13%, 8/1/25 (a)	73,480	63,928
Transocean Poseidon Ltd., 6.88%, 2/1/27 (a)	50,000	42,500
Transocean Sentry Ltd., 5.38%, 5/15/23 (a)	50,000	42,250
Transocean, Inc., 6.80%, 3/15/38	25,000	7,186
Transocean, Inc., 7.25%, 11/1/25 (a)	25,000	13,625
Transocean, Inc., 7.50%, 4/15/31	75,000	21,000
Transocean, Inc., 8.00%, 2/1/27 (a)	100,000	55,188
Transocean, Inc., 9.35%, 12/15/41	25,000	7,251
Total Energy		6,422,941
FINANCIAL - 2.9%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	154,000	168,538
Banco Santander S.A., 2.71%, 6/27/24	200,000	210,213
Bank of Montreal, 2.05%, 11/1/22	299,000	308,748
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (a)	490,000	529,604
BNP Paribas S.A., 2.22%, 6/9/26 (SOFR + 2.074%)(a)(c)	650,000	664,067
BNP Paribas S.A., 3.05%, 1/13/31 (SOFR + 1.507%)(a)(c)	330,000	347,141
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(c)(f)	380,000	420,587
Canadian Imperial Bank of Commerce, 0.88%, 3/17/23 (SOFR + 0.800%)(c)	575,000	571,774
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	188,000	196,160
Credit Agricole Corporate & Investment Bank S.A., (3 month USD LIBOR + 0.625%), 2.06%, 10/3/21 (c)	500,000	500,614
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(a)(c)	250,000	253,437
Credit Suisse Group AG, 2.59%, 9/11/25 (SOFR + 1.560%)(a)(c)	256,000	264,750
Credit Suisse Group AG, 4.19%, 4/1/31 (SOFR + 3.730%)(a)(c)	250,000	285,064
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(c)(f)	451,000	468,872
DBS Group Holdings Ltd., 2.85%, 4/16/22 (a)	203,000	210,200
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	469,738
Enstar Group Ltd., 4.95%, 6/1/29	266,000	280,089
Fairstone Financial, Inc., 7.88%, 7/15/24 (a)	75,000	73,500
Global Aircraft Leasing Co., Ltd., Senior Note, PIK (6.500% Cash or 7.250% PIK), 6.50%, 9/15/24 (a)(e)	275,000	184,250
HSBC Holdings PLC, 2.85%, 6/4/31 (SOFR + 2.390%)(c)	200,000	204,520
HSBC Holdings PLC, 4.95%, 3/31/30	975,000	1,166,814
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26 (a)(c)	1,980,000	1,984,621
ING Groep N.V., Senior Note, 4.63%, 1/6/26 (a)	775,000	908,017
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (a)	600,000	634,450
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/49 (a)	475,000	519,529
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(c)(f)	146,000	154,722

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	$285,000	$295,308
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)(f)	364,000	379,239
National Australia Bank Ltd., 3.93%, 8/2/34 (5 year CMT + 1.888%)(a)(c)	200,000	217,924
National Bank of Canada, 2.15%, 10/7/22 (a)	500,000	513,914
NatWest Markets PLC, 3.63%, 9/29/22 (a)	702,000	735,742
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	500,000	547,619
Owl Rock Technology Finance Corp., 6.75%, 6/30/25 (a)	670,000	690,253
Prudential PLC, 3.13%, 4/14/30	500,000	537,025
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 5/8/29; 1.87% + 3 month USD LIBOR thereafter)(c)(f)	210,000	243,757
Royal Bank of Scotland Group PLC, (1 year CMT + 2.150%), 2.36%, 5/22/24 (c)	1,000,000	1,026,644
Shinhan Bank Co., Ltd., 4.00%, 4/23/29 (a)	200,000	218,523
Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	373,951
State Bank of India, 4.38%, 1/24/24 (a)	205,000	217,637
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/25	975,000	974,822
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5 year CMT + 3.582%)(a)(c)	400,000	448,000
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)(f)	400,000	415,258
VCK Lease S.A., 2.59%, 7/24/26	559,836	587,577
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 0.71%, 6/26/24 (c)	898,669	885,825
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (a)	250,000	254,685
Total Financial		21,543,722
INDUSTRIAL - 0.4%
BAE Systems PLC, 3.40%, 4/15/30 (a)	206,000	224,660
Bombardier, Inc., 7.50%, 12/1/24 (a)	25,000	16,250
Bombardier, Inc., 7.88%, 4/15/27 (a)	175,000	114,625
Canadian Pacific Railway Co., 2.05%, 3/5/30	1,000,000	1,023,221
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26 (a)	25,000	25,375
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28 (a)	25,000	25,375
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	122,131
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	128,589
Husky III Holding Ltd., PIK, 13.00%, 2/15/25 (a)(e)	50,000	48,125
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	314,277
Masonite International Corp., 5.38%, 2/1/28 (a)	25,000	25,563
Masonite International Corp., 5.75%, 9/15/26 (a)	25,000	25,750
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	181,302
Mexico City Airport Trust, 5.50%, 7/31/47 (a)	200,000	175,756
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25 (a)	260,000	288,460
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26 (a)	50,000	47,312
Trane Technologies Luxembourg Finance S.A, 3.50%, 3/21/26	300,000	327,930
Total Industrial		3,114,701
TECHNOLOGY - 0.2%
Camelot Finance S.A., 4.50%, 11/1/26 (a)	75,000	74,812
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30 (a)	1,148,000	1,235,305
Open Text Corp., 3.88%, 2/15/28 (a)	50,000	48,141
Total Technology		1,358,258
UTILITIES - 0.3%
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (a)(c)	1,000,000	1,005,000
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	478,912
Electricite de France S.A., 5.00%, 9/21/48 (a)	250,000	317,200
Enel Finance International N.V., 3.50%, 4/6/28 (a)	170,000	182,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
UTILITIES (continued)
Enel Finance International N.V., 3.63%, 5/25/27 (a)	$80,000	$87,329
Enel Finance International N.V., 4.63%, 9/14/25 (a)	200,000	227,766
Engie Energia Chile S.A., 3.40%, 1/28/30 (a)	209,000	217,674
Total Utilities		2,516,709
TOTAL FOREIGN CORPORATE BONDS (Cost: $42,097,477)		43,390,778
MUNICIPAL BONDS - 2.4%
CALIFORNIA - 0.9%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	261,658
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	231,299
California Municipal Finance Authority, 1.49%, 11/1/22	250,000	250,083
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,064,640
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	343,766
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,310,110
State of California, General Obligation, 0.96%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	998,130
State of California, General Obligation, 4.60%, 4/1/38	500,000	584,285
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	462,597
Stockton Public Financing Authority, 3.61%, 10/1/40	1,000,000	1,021,800
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	528,590
Total California		7,056,958
Connecticut - 0.1%
Connecticut Housing Finance Authority, 0.73%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	499,820
HAWAII - 0.2%
City & County of Honolulu, HI, General Obligation, Series F-GREEN BOND, 3.94%, 9/1/34	500,000	583,005
City & County of Honolulu, HI, General Obligation, 3.75%, 9/1/30	1,000,000	1,176,640
Total Hawaii		1,759,645
ILLINOIS - 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	585,115
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	219,427
State of Illinois, General Obligation, 5.10%, 6/1/33	150,000	152,167
Total Illinois		956,709
MICHIGAN - 0.3%
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	1,002,735
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,389,664
Total Michigan		2,392,399
New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	508,401
New York - 0.1%
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	781,568
Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,183,220
Oregon - 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)	500,000	342,905
Texas - 0.0% (j)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	82,354
Washington - 0.1%
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, 2.38%, 1/1/28	675,000	715,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
Wisconsin - 0.2%
City of Kaukauna WI Electric System, Revenue Bonds, AGM, 2.70%, 12/15/31	$1,400,000	$1,465,142
TOTAL MUNICIPAL BONDS (Cost: $16,746,831)		17,744,412
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Chile - 0.2%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,124,010
Colombia - 0.0% (j)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	224,500
Guatemala - 0.1%
Guatemala Government Bond, 5.38%, 4/24/32 (a)	350,000	386,575
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	205,698
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	434,251
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	216,879
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (a)	300,000	313,698
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24 (a)	250,000	266,560
Total Indonesia		1,437,086
Iraq - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	515,288
Italy - 0.2%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,268,000	1,281,908
MEXICO - 0.0% (j)
Mexico Government International Bond, 4.50%, 4/22/29	207,000	225,112
Mexico Government International Bond, 4.75%, 3/8/44	94,000	98,700
Total Mexico		323,812
Panama - 0.0% (j)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	143,876
Qatar - 0.0% (j)
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	235,688
Romania - 0.0% (j)
Romanian Government International Bond, 5.13%, 6/15/48 (a)	50,000	59,000
Saudi Arabia - 0.1%
Saudi Government International Bond, 4.00%, 4/17/25 (a)	300,000	332,595
Tunisia - 0.0% (j)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	198,560
United Arab Emirates - 0.0% (j)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	273,125
Uruguay - 0.0% (j)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	192,189
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,280,885)		6,728,212
SUPRANATIONAL BONDS - 0.7%
African Development Bank, 0.75%, 4/3/23	1,204,000	1,218,356
Asian Development Bank, 3.13%, 9/26/28	500,000	589,675
European Bank for Reconstruction & Development, 1.50%, 2/13/25	212,000	220,902
European Investment Bank, 2.38%, 5/24/27	500,000	557,762
International Bank for Reconstruction & Development, 0.63%, 4/22/25	1,000,000	1,008,018
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	629,000	715,474
International Development Association, 2.75%, 4/24/23 (a)	500,000	533,911
International Finance Corp., 0.50%, 3/20/23	247,000	248,491
North American Development Bank, 2.40%, 10/26/22	264,000	273,186
TOTAL SUPRANATIONAL BONDS (Cost: $5,009,982)		5,365,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.3%
Canada - 0.1%
Province of Quebec Canada, 2.75%, 4/12/27	$1,000,000	$1,116,489
Norway - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	536,014
SOUTH KOREA - 0.1%
Industrial Bank of Korea, 1.04%, 6/22/25 (a)	367,000	366,847
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (a)	200,000	216,772
Total South Korea		583,619
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,011,105)		2,236,122
BANK LOANS - 0.2%
Basic Materials - 0.0% (j)
UFC Holdings LLC 2019 Term Loan, 4.25%, 4/29/26 (6 month USD LIBOR + 3.25%)(c)	24,743	23,588
COMMUNICATIONS - 0.0% (j)
Altice France S.A. 2018 Term Loan B13, 4.18%, 8/14/26 (1 month USD LIBOR + 4.00%)(c)	23,125	22,188
Diamond Sports Group LLC Term Loan, 3.43%, 8/24/26 (3 month USD LIBOR + 3.25%)(c)	49,625	40,258
Sinclair Television Group, Inc. Term Loan B2B, 2.69%, 9/30/26 (1 month USD LIBOR + 2.50%)(c)	49,625	47,144
Staples, Inc. 7 Year Term Loan, 5.69%, 4/16/26 (3 month USD LIBOR + 5.00%)(c)	74,250	63,669
Total Communications		173,259
CONSUMER, CYCLICAL - 0.1%
Allen Media LLC 2020 Term Loan B, 5.81%, 2/10/27 (3 month USD LIBOR + 5.50%)(c)	74,801	70,812
ASP Unifrax Holdings, Inc. Term Loan B, 4.82%, 12/12/25 (6 month USD LIBOR + 3.75%)(c)	24,625	20,276
Boyd Gaming Corp. Term Loan B3, 2.36%, 9/15/23 (1 Week USD LIBOR + 2.25%)(c)	16,718	15,678
Clarios Global LP L.P. USD Term Loan B, 3.68%, 4/30/26 (1 month USD LIBOR + 3.50%)(c)	99,063	94,110
KAR Auction Services, Inc. 2019 Term Loan B6, 2.50%, 9/19/26 (1 month USD LIBOR + 2.25%)(c)	24,813	23,479
Life Time, Inc. 2017 Term Loan B, 3.75%, 6/10/22 (3 month USD LIBOR + 2.75%)(c)	122,173	107,895
Total Consumer, Cyclical		332,250
CONSUMER, NON-CYCLICAL - 0.0% (j)
MRO Holdings, Inc. 2019 Term Loan B, 5.31%, 6/4/26 (3 month USD LIBOR + 5.00%)(c)	74,250	54,829
National Intergovernmental Purchase 1st Lien Term Loan, 4.06%, 5/23/25 (3 month USD LIBOR + 3.75%)(c)	74,057	71,219
Total Consumer, Non-cyclical		126,048
ENERGY - 0.1%
Apergy Corp. 2020 Term Loan, 6.00%, 5/28/27 (3 month USD LIBOR + 5.00%)(c)	175,000	171,937
Citgo Holding, Inc. 2019 Term Loan B, 8.00%, 8/1/23 (3 month USD LIBOR + 7.00%)(c)	74,438	70,561
Consolidated Energy Finance S.A. Term Loan B, 2.69%, 5/7/25 (1 month USD LIBOR + 2.50%)(c)	73,500	66,517
Pacific Gas & Electric Co. 2020 Exit Term Loan B, 5.50%, 6/23/25 (3 month USD LIBOR + 4.50%)(c)	50,000	49,063
Prairie ECI Acquiror L.P. Term Loan B, 4.93%, 3/11/26 (1 month USD LIBOR + 4.75%)(c)	47,421	42,906
Total Energy		400,984
FINANCIAL - 0.0% (j)
Hub International Ltd. 2018 Term Loan B, 4.02%, 4/25/25 (3 month USD LIBOR + 3.00%)(c)	24,500	23,255
Refinitiv US Holdings, Inc. 2018 USD Term Loan, 3.43%, 10/1/25 (1 month USD LIBOR + 3.25%)(c)	24,251	23,662
Total Financial		46,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
BANK LOANS (continued)
Health Care - 0.0% (j)
MPH Acquisition Holdings LLC 2016 Term Loan B, 3.75%, 6/7/23 (3 month USD LIBOR + 2.75%)(c)	$23,202	$22,013
INDUSTRIAL - 0.0% (j)
Berry Global, Inc. Term Loan Y, 2.18%, 7/1/26 (1 month USD LIBOR + 2.00%)(c)	123,313	117,610
Vertiv Group Corp, Term Loan B, 3.18%, 3/2/27 (1 month USD LIBOR + 3.00%)(c)	75,000	70,687
Total Industrial		188,297
TOTAL BANK LOANS (Cost: $1,407,094)		1,313,356

Investments	Shares	Value
COMMON STOCKS - 0.0% (j)
CHEMICALS - 0.0% (j)
Hexion Holdings Corp., Class B(k) (Cost: $91,330)	6,374	43,025

EXCHANGE-TRADED FUNDS - 13.1%
iShares JP Morgan USD Emerging Markets Bond ETF	205,824	22,480,097
iShares Core U.S. Aggregate Bond ETF	253,826	30,004,772
iShares National Muni Bond ETF	393,311	45,388,089
TOTAL EXCHANGE-TRADED FUNDS (Cost: $96,338,214)		97,872,958

SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.05%(l) (Cost $19,365,474)	19,365,474	19,365,474

TOTAL INVESTMENTS - 101.6% (Cost: $734,174,284)		760,901,034
OTHER ASSETS AND LIABILITIES, NET - (1.6)%		(12,009,790)
NET ASSETS - 100.0%		$748,891,244

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2020, the value of these securities was $192,725,200, representing 25.7% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2020, the value of these securities was $348,751, representing 0.0% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is currently in default.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	Perpetual floating rate security. Date shown reflects the next reset date.
(g)	To-be-announced (“TBA”) security.
(h)	Interest only security.
(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(j)	Amount is less than 0.05%.
(k)	Non-income producing.
(l)	The rate shown is the annualized seven-day yield as of June 30, 2020.

ABS	Asset Backed Securities
CLO	Collateralized Loan Obligations
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
LIBOR	London Interbank Offered Rate
PIK	Paid-In-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2020

PFM MULTI-MANAGER FIXED-INCOME FUND (concluded)

Futures contracts open at June 30, 2020:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 4.3%
U.S. Treasury Long-Term Bonds	Long	1,100,000	09/21/2020	$2,399,719	$6,116
U.S. Treasury 2-Year Notes	Long	18,200,000	09/30/2020	20,095,359	10,198
U.S. Treasury 5-Year Notes	Long	7,500,000	09/30/2020	9,430,664	14,427
Total				$31,925,742	$30,741
CONTRACTS SOLD - (2.2)%
U.S. Treasury Long-Term Bonds	Short	(3,600,000)	09/21/2020	(6,428,250)	(35,450)
U.S. Treasury 10-Year Notes	Short	(600,000)	09/21/2020	(835,031)	(2,258)
U.S. Treasury 10-Year Notes	Short	(5,900,000)	09/21/2020	(9,291,578)	(57,383)
Total				$(16,554,859)	$(95,091)

Forward Sales Contracts — As of June 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value
To be Announced Securities - (0.1)%
Uniform Mortgage-Backed Securities	4.00%	TBA-30yr	4/15/20	$(500,000)	$(530,234)
Total (Proceeds Receivable: $524,309)					$(530,234)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Corporate Bonds*	$—	$251,496,223	$—	$251,496,223
U.S. Government Agencies	—	95,152,840	—	95,152,840
Asset-Backed Securities	—	86,902,963	—	86,902,963
Commercial Mortgage-Backed Securities	—	81,917,095	—	81,917,095
U.S. Government Obligations	—	51,371,801	—	51,371,801
Foreign Corporate Bonds*	—	43,390,778	—	43,390,778
Municipal Bonds*	—	17,744,412	—	17,744,412
Foreign Government Obligations*	—	6,728,212	—	6,728,212
Supranational Bonds	—	5,365,775	—	5,365,775
Foreign Government Agencies*	—	2,236,122	—	2,236,122
Bank Loans*	—	1,313,356	—	1,313,356
Common Stocks	43,025	—	—	43,025
Exchange-Traded Funds	97,872,958	—	—	97,872,958
Money Market Fund*	19,365,474	—	—	19,365,474
Total Investment in Securities	$117,281,457	$643,619,577	$—	$760,901,034
Other Financial Instruments
Futures Contracts(a)	$30,741	$—	$—	$30,741
Liabilities:
Other Financial Instruments
Forward Sales Contracts at Value	$—	$(530,234)	$—	$(530,234)
Futures Contracts(a)	(95,091)	—	—	(95,091)
Total – Other Financial Instruments	$(95,091)	$(530,234)	$—	$(625,325)

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2020, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1	–	Quoted prices in active markets for identical assets.

Level 2	–	Inputs other than quoted prices that are observable for the assets, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3	–	Unobservable inputs for the assets, including the Funds’ own assumption for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value ("NAV") per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the "Board"), the Board has delegated to PFM Asset Management LLC (the “Adviser”), the adviser to the Funds, the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S.dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. A Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts ("ADRs"), futures contracts, Exchange-Traded Funds ("ETFs") and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Debt Securities

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.